         [LOGO] Fifth Third Funds

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                                       [GRAPHIC]



         Fifth Third Funds
         Money Market Mutual Funds

         Semi-Annual Report to Shareholders

--------------------------------------
         January 31, 2002
   PRIME MONEY MARKET FUND


   INSTITUTIONAL MONEY MARKET FUND


   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


   GOVERNMENT MONEY MARKET FUND


   U.S. TREASURY MONEY MARKET FUND


   MICHIGAN MUNICIPAL MONEY MARKET FUND


   MUNICIPAL MONEY MARKET FUND

                      NOTICE OF DELIVERY OF PROSPECTUSES,
                    SEMI-ANNUAL REPORTS AND ANNUAL REPORTS
In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

For more complete information on the Fifth Third Funds, including fees, expenses and sales charges, please call 1-800-282-5706 for a prospectus, which you should read carefully before you invest or send money. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services.

Fifth Third Funds, like all mutual funds:
.. are NOT FDIC insured
.. have no bank guarantee
.. may lose value

Letter from the Chief Investment Officer

--------------------------------------------------------------------------------

   Dear Shareholder:


   We are pleased to present the Fifth Third Funds' Semi-Annual Report to Shareholders for the six-month period ended January 31, 2002. This letter includes a discussion of economic and market conditions during the period, a review of our investment principles and our outlook for the coming months.

A weak economy

   The economy struggled during the period, with the Gross Domestic Product/1/ falling 1.30% for the third quarter before showing a very slight growth of 0.40% in the fourth quarter. The economy's weakness was caused by a combination of factors, including the Federal Reserve Board's (the "Fed's") previous interest rate increases, undertaken to prevent higher inflation. The September 11 terrorist attacks exacerbated the economy's weakness by dampening consumer confidence and greatly reducing travel. The Fed lowered interest rates five times during the period, bringing the number of rate reductions in this easing cycle to 11. That strategy has been designed to stimulate the economy by reducing the cost of borrowing money. The economy did show some early signs of recovering during the second half of the period. Meanwhile, the effects of economic strength and declining oil prices helped keep inflation at bay; the Consumer Price Index/2/ rose just 1.60% in 2001.

   Yields on long-term bonds stayed almost flat during the period, with the yield on the 10-year Treasury Bond falling 0.10%. Yields on short-term bonds fell sharply, however, in response to the Fed's interest rate cuts. The yield on the 5-year Treasury Bond fell 1.75% during the period.

Going forward

   We expect the economy and corporate earnings to continue to struggle early in the year, and to rebound during the second or third quarter. We believe the stock market will likely anticipate that recovery, and is likely to perform well during the coming months.

   We anticipate that the Fed will not be disposed to lower interest rates any further, and may look to raise rates later in the year if the economy rebounds strongly. We feel that monetary stance is likely to cause bond yields to rise later in the year. We will attempt to shorten the average maturities of our fixed-income funds in anticipation of those moves.

   As always, shareholders should bear in mind the importance of focusing on the long term. Investment studies show that the best way to meet financial goals is to build a diversified portfolio that can weather various economic environments, and not to jump in and out of the market based on short-term developments.

   Thank you for your continued confidence in the Fifth Third Funds.

   Sincerely,

   /s/ James D. Berghausen

   James D. Berghausen, CFA
   Chief Investment Officer
   Fifth Third Asset Management Inc.
--------
/1/The Gross Domestic Product ("GDP") is the measure of market value of the goods and services produced by labor and property in the United States. The GDP consists of consumer and government purchases, private domestic investments, and net exports of goods and services.
/2/The Consumer Price Index is a measure of the average change in prices over time in a fixed market basket.

Investment Reviews

--------------------------------------------------------------------------------

Fifth Third Money Market Funds/+/

An interview with John Hoeting, portfolio manager

Q. What were the conditions in the money markets during the six-month period ended January 31, 2002?

A. An economic recession, exacerbated by the events of September 11, led the Fed to cut short-term interest rates five times during the period, for a total reduction of 2.0%. These cuts helped to shore up the economy. Indeed, the economy began to show less weakness in the period. Yields on money market securities, which are significantly affected by Fed policy, declined.

Q. How did you manage the Funds in that environment?

A. We attempted to structure the Funds with average maturities that were neutral to slightly longer than the average maturities of their peer groups, in order to help capture additional yield as rates fell. This strategy was sometimes difficult to execute, as the Funds experienced huge inflows of cash due to stock market volatility.

In the Prime Money Market Fund and the Institutional Money Market Fund, we found opportunities in agency issues. Such securities offered higher yields than Treasury obligations, but with less risk than corporate issues. We had difficulty finding attractive corporate issues that fit the Fund's guidelines for credit quality and maturity. Therefore, the Fund's allocation to corporate securities was lower than usual.

The average maturity of the Fifth Third U.S. Treasury Money Market Fund began the period at 31 days and ended it at 48 days. The average maturity of the Fifth Third Prime Money Market Fund began the period at 53 days and finished it at 62 days. The average maturity of the Fifth Third Government Money Market Fund began the period at 48 days and ended it at 56 days. The average maturity of the Fifth Third Michigan Municipal Money Market Fund++ began the period at 35 days and ended at 42 days. The average maturity of the Fifth Third Municipal Money Market Fund began the period at 32 days and ended at 35 days. The Fifth Third Institutional Money Market Fund's average maturity rose from 54 days to 55 days during the period. Finally, the average maturity of the Fifth Third Institutional Government Money Market Fund began the period at 49 days and finished it at 55 days.*

Q. What is your outlook for the money markets, and how will you manage the Funds in that environment?

A. We feel the likelihood of a modest economic recovery coupled with low inflation means that the Fed will probably not continue to cut rates during the coming months. We will attempt to maintain average maturities for the Funds that are neutral to, or longer than, those of their peer groups. However, we may need to shorten the Funds' average maturities for liquidity purposes if investors begin to shift money out of money funds and back into alternative investments. We will also maintain the Funds' high-quality portfolios in order to help provide attractive yields without taking on undue risk.
--------
   /+/An investment in the Fund is neither guaranteed nor insured by the FDIC or any other Government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
   ++The fund's income may be subject to certain state and local taxes and, depending on one's tax status, the federal alternative minimum tax.
   *The composition of the portfolio is subject to change.

                     (This page intentionally left blank)

Fifth Third Prime Money Market Fund
Schedule of Portfolio Investments
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------

Principal             Security
 Amount              Description              Value
--------- --------------------------------- ----------
Certificates of Deposit (13.7%):
 $25,000  Barclays Bank Yankee CD,
           1.80%, 3/4/02                    $   25,001
   5,000  Bayerische Landesbank Yankee CD,
           4.39%, 4/11/02                        5,000
  10,000  Bayerische Landesbank Yankee CD,
           2.22%, 4/24/02                       10,003
  25,000  Bayerische Landesbank Yankee CD,
           4.09%, 8/2/02                        25,260
  16,000  Canadian Imperial Bank of
           Commerce Yankee CD,
           4.27%, 4/23/02                       16,015
  21,000  Canadian Imperial Bank of
           Commerce Yankee CD,
           4.11%, 5/10/02                       21,073
  20,000  Credit Suisse First Boston, Inc.,
           1.77%, 2/8/02                        20,000
  30,000  Deutsche Bank Yankee CD,
           2.03%, 2/8/02                        29,999
  20,000  Dresdner Bank Yankee CD,
           1.89%, 7/8/02                        20,000
  10,000  Dresdner Bank Yankee CD,
           2.30%, 1/24/03                       10,003
   5,000  Toronto Dominion Bank Yankee CD,
           4.63%, 3/28/02                        5,002
  25,000  Toronto Dominion Bank Yankee CD,
           3.73%, 8/6/02                        25,036
  25,000  UBS Financial Yankee CD,
           1.94%, 8/5/02                        25,001
  25,000  UBS Financial Yankee CD,
           3.60%, 9/6/02                        25,196
  20,000  UBS Financial Yankee CD,
           2.65%, 11/29/02                      20,093
   5,000  US Bank, NA, 4.55%, 4/16/02            5,000
   5,200  West Deutsche Landesbank Yankee
           CD, 2.24%, 2/25/02                    5,201
  15,000  West Deutsche Landesbank Yankee
           CD, 2.10%, 3/28/02                   15,000
          --------------------------------- ----------
          Total Certificates of Deposit        307,883
          --------------------------------- ----------
Commercial Paper (22.4%):
          Banks (6.9%):
          ---------------------------------
  10,770  Banque Nationale de Paris,
           1.99%**, 5/21/02                     10,706
  20,000  Bayerische Landesbank,
           2.04%**, 2/20/02                     19,979
  20,000  Northern Trust Corp.,
           1.73%**, 3/12/02                     19,963
  25,000  Northern Trust Corp.,
           1.78%**, 3/28/02                     24,931
  15,000  Rabobank Nederland,
           1.81%**, 6/14/02                     14,900

Principal              Security
 Amount               Description               Value
--------- ----------------------------------- ----------
          Banks (continued)
          -----------------------------------
 $25,000  Societe Generale, 1.78%**, 4/3/02   $   24,925
  20,000  Wells Fargo Co., 1.65%**, 2/8/02        19,994
  20,000  West Deutsche Landesbank,
           1.79%**, 2/6/02                        19,995
          ----------------------------------- ----------
          Total                                  155,393
          ----------------------------------- ----------
          Brokerage Services (3.8%):
          -----------------------------------
  25,000  Goldman Sachs Group, LP,
           1.75%**, 2/4/02                        24,996
  40,000  J.P. Morgan Chase & Co.,
           1.90%**, 2/1/02                        40,000
  20,000  J.P. Morgan Chase & Co.,
           2.03%**, 2/19/02                       19,980
          ----------------------------------- ----------
          Total                                   84,976
          ----------------------------------- ----------
          Consumer Products (2.0%):
          -----------------------------------
  25,000  Nestle Capital Corp.,
           2.04%**, 2/25/02                       24,966
  20,000  Procter & Gamble Co.,
           2.01%**, 2/27/02                       19,971
          ----------------------------------- ----------
          Total                                   44,937
          ----------------------------------- ----------
          Energy (4.9%):
          -----------------------------------
  20,000  Chevron Corp., 1.67%**, 2/13/02         19,989
  25,000  Chevron Corp., 1.87%**, 3/13/02         24,948
  20,000  Chevron Corp., 1.79%**, 4/11/02         19,932
  20,000  Chevron Corp., 1.76%**, 5/7/02          19,908
  25,000  Shell Finance, 1.65%**, 2/7/02          24,993
          ----------------------------------- ----------
          Total                                  109,770
          ----------------------------------- ----------
          Financial (4.8%):
          -----------------------------------
  20,000  American International Group, Inc.,
           1.75%**, 2/19/02                       19,983
  25,000  Barclays U.S. Funding Corp.,
           1.95%**, 2/14/02                       24,981
  20,000  General Electric Capital Corp.,
           1.99%**, 3/7/02                        19,963
  12,300  General Electric Capital Corp.,
           1.78%**, 3/27/02                       12,267
  10,000  General Electric Capital Corp.,
           2.15%**, 10/11/02                       9,852
  20,000  Metropolitan Life Funding,
           1.73%**, 4/4/02                        19,941
          ----------------------------------- ----------
          Total                                  106,987
          ----------------------------------- ----------
          Total Commercial Paper                 502,063
          ----------------------------------- ----------
Corporate Notes (17.2%):
          Banks (4.9%):
          -----------------------------------
  10,000  Chase Manhattan Corp.,
           1.97%*, 3/22/02                        10,001

                                 - Continued -

Fifth Third Prime Money Market Fund
Schedule of Portfolio Investments (continued)
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)
--------------------------------------------------------------------------------

Principal              Security
 Amount               Description                Value
--------- ------------------------------------ ----------
          Banks (continued)
          ------------------------------------
 $20,000  Chase Manhattan Corp.,
           1.95%*, 9/11/02                     $   20,018
  10,000  Chase Manhattan Corp.,
           2.17%*, 2/13/03                         10,023
  24,770  Citigroup, Inc., 7.45%, 6/6/02           25,173
   6,000  National City Bank, 2.08%*, 3/1/02        6,000
   5,000  Suntrust Banks, Inc., 7.38%, 7/1/02       5,109
   2,000  Wells Fargo Co., 1.91%*, 4/26/02          2,001
  10,000  Wells Fargo Co., 7.95%, 5/15/02          10,163
   6,000  Wells Fargo Co., 6.80%, 5/15/02           6,044
  14,110  Wells Fargo Co., 6.50%, 9/3/02           14,438
          ------------------------------------ ----------
          Total                                   108,970
          ------------------------------------ ----------
          Brokerage Services (4.5%):
          ------------------------------------
  13,115  Merrill Lynch & Co., 5.73%, 2/26/02      13,136
  10,000  Merrill Lynch & Co., 2.10%*, 3/25/02     10,003
   5,000  Merrill Lynch & Co., 1.89%*, 4/22/02      5,002
  10,000  Merrill Lynch & Co., 4.18%, 6/5/02       10,074
   5,000  Merrill Lynch & Co., 7.36%, 7/24/02       5,111
   5,000  Merrill Lynch & Co., 1.95%*, 7/24/02      5,005
  10,000  Merrill Lynch & Co., 5.75%, 11/4/02      10,244
  19,000  Merrill Lynch & Co., 1.98%*, 1/27/03     19,036
  17,000  Merrill Lynch & Co., 5.61%, 1/29/03      17,525
   5,000  Merrill Lynch & Co., 6.00%, 2/12/03       5,189
          ------------------------------------ ----------
          Total                                   100,325
          ------------------------------------ ----------
          Energy (0.5%):
          ------------------------------------
  10,250  BP Amoco, 6.70%, 11/18/02                10,582
          ------------------------------------ ----------
          Financial (7.1%):
          ------------------------------------
  12,550  Associates Corp., NA,
           5.50%, 2/15/02                          12,558
  12,205  Associates Corp., NA,
           7.50%, 4/15/02                          12,286
   7,050  Associates Corp., NA,
           6.38%, 7/15/02                           7,135
   7,654  Associates Corp., NA,
           5.88%, 7/15/02                           7,754
  10,000  Associates Corp., NA,
           6.50%, 8/15/02                          10,152
  10,475  Avco Financial Services,
           6.00%, 8/15/02                          10,655
   4,285  Capital One Funding Corp.,
           1.95%*, 7/2/18                           4,285
   7,210  Capital One Funding Corp.,
           1.95%*, 1/2/19                           7,210

Principal              Security
 Amount               Description               Value
--------- ----------------------------------- ----------
          Financial (continued)
          -----------------------------------
$ 3,000   Capital One Funding Corp.,
           1.95%*, 10/1/21                    $    3,000
 12,191   Capital One Funding Corp.,
           1.95%*, 1/4/27                         12,191
  5,000   Dexia Public Finance Bank,
           2.00%*, 2/11/02                         5,000
  7,500   General Electric Capital Corp.,
           7.00%, 3/1/02                           7,516
 14,000   General Electric Capital Corp.,
           6.65%, 9/3/02                          14,267
  5,036   General Electric Capital Corp.,
           6.50%, 9/27/02                          5,125
  4,550   General Electric Capital Corp.,
           5.16%, 2/3/03                           4,674
 27,000   Mellon Financial, 2.19%*, 9/16/02       27,058
 10,000   Toyota Motor Credit Corp.,
           6.93%, 9/5/02                          10,284
          ----------------------------------- ----------
          Total                                  161,150
          ----------------------------------- ----------
          Retail (0.2%):
          -----------------------------------
  5,000   Wal-Mart Stores, 6.88%, 8/1/02           5,070
          ----------------------------------- ----------
          Total Corporate Notes                  386,097
          ----------------------------------- ----------
Demand Notes (10.6%):
          Beverages (0.3%):
          -----------------------------------
  5,635   New Belgium Brewing Co.,
           2.05%*, 7/1/15                          5,635
          ----------------------------------- ----------
          Community Development (0.6%):
          -----------------------------------
 14,050   Hannahville Indian Community,
           2.02%*, 6/1/13                         14,050
          ----------------------------------- ----------
          Financial (1.7%):
          -----------------------------------
  9,200   Cornerstone Funding Corp.,
           1.92%*, 12/1/11                         9,200
  5,000   Cornerstone Funding Corp.,
           1.92%*, 4/1/20                          5,000
  9,800   Lexington Financial Services,
           1.86%*, 2/1/26                          9,800
  5,000   MBE Investment Co., 2.05%*, 3/1/50       5,000
  8,890   PRD Finance L.L.C., 2.02%*, 4/1/27       8,890
  2,305   Second & Main, Ltd., 2.05%*, 8/1/11      2,305
          ----------------------------------- ----------
          Total                                   40,195
          ----------------------------------- ----------
          Food Services (0.3%):
          -----------------------------------
  7,300   MARK-LYNN Foods Inc.,
           2.00%*, 6/1/11                          7,300
          Health Services (1.3%):
          -----------------------------------
  7,500   American Healthcare Funding
           L.L.C., 1.90%*, 5/1/27                  7,500

                                 - Continued -

Fifth Third Prime Money Market Fund
Schedule of Portfolio Investments (continued)
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------

Principal               Security
 Amount                Description                 Value
--------- -------------------------------------- ----------
          Health Services (continued)
          --------------------------------------
 $ 6,850  Idaho Associates L.L.C.,
           2.05%*, 4/1/27                        $    6,850
  11,400  Landmark Medical L.L.C.,
           2.00%*, 1/1/21                            11,400
   2,700  Westview Health Care L.P.,
           2.00%*, 3/1/28                             2,700
          -------------------------------------- ----------
          Total                                      28,450
          -------------------------------------- ----------
          Hotels & Lodging (0.1%):
          --------------------------------------
   2,250  Central Michigan Inns,
           1.80%*, 4/1/30                             2,250
          -------------------------------------- ----------
          Machinery & Equipment (1.0%):
          --------------------------------------
   6,390  Atlas Industries, Inc., 2.05%*, 6/1/10      6,390
   6,163  Precision Tool and Die,
           2.05%*, 3/1/10                             6,163
   9,925  SGS Tool Co., 2.05%*, 12/1/12               9,925
          -------------------------------------- ----------
          Total                                      22,478
          -------------------------------------- ----------
          Manufacturing (0.8%):
          --------------------------------------
   8,070  Buckeye Corrugated, Inc.,
           2.05%*, 10/1/17                            8,070
   9,920  Jackson 2000, 2.05%*, 6/1/49                9,920
          -------------------------------------- ----------
          Total                                      17,990
          -------------------------------------- ----------
          Paper (0.2%):
          --------------------------------------
   3,505  PCI Paper Conversions, Inc.,
           2.05%*, 4/1/10                             3,505
          -------------------------------------- ----------
          Real Estate (2.9%):
          --------------------------------------
  21,610  Germain Properties, 1.95%*, 3/1/31         21,610
   5,715  GTB Properties L.L.C.,
           2.03%*, 7/1/23                             5,715
   5,725  Harry W. Albright, Jr.,
           1.85%*, 5/1/21                             5,725
   5,175  HWP Co., Ltd. Project,
           2.05%*, 12/3/18                            5,175
  12,550  Pittsburgh Technical Institute,
           2.05%*, 10/1/15                           12,550
  12,885  Sharonsville Realty Enterprises,
           2.00%*, 4/1/20                            12,885
   4,005  Zeigler Realty L.L.C., 1.85%*, 9/1/26       4,005
          -------------------------------------- ----------
          Total                                      67,665
          -------------------------------------- ----------
          Religious Organizations (0.3%):
          --------------------------------------
   5,870  Northside Christian Church,
           2.15%*, 4/1/30                             5,870
          -------------------------------------- ----------
          Retail (0.2%):
          --------------------------------------
   4,500  Royal Town Center L.L.C. Project,
           2.05%*, 10/1/47                            4,500
          -------------------------------------- ----------

Principal               Security
 Amount                Description                Value
--------- ------------------------------------- ----------
          Services (0.3%):
          -------------------------------------
 $ 7,525  Mr. K Enterprises, 2.03%*, 9/1/16     $    7,525
          ------------------------------------- ----------
          Steel (0.3%):
          -------------------------------------
   5,630  Bing Steel Management,
           2.03%*, 5/1/25                            5,630
          ------------------------------------- ----------
          Urban and Community
          Development (0.2%):
          -------------------------------------
   3,600  Beavercreek Enterprises,
           2.05%*, 3/2/20                            3,600
          ------------------------------------- ----------
          Utilities (0.1%):
          -------------------------------------
   2,200  Texas Disposal Systems,
           2.00%*, 5/1/12                            2,200
          ------------------------------------- ----------
          Total Demand Notes                       238,843
          ------------------------------------- ----------
Municipal Bonds (11.1%):
   4,365  Alamo Heights, Texas, Higher
           Education Facilities Corp., Higher
           Education Revenue,
           1.93%*, 4/1/07                            4,365
   7,000  Ball State University, 1.85%*, 9/1/31      7,000
  39,025  Brazos River Authority, Texas,
           Pollution Control Revenue, 1.95%*,
           12/1/36                                  39,025
   2,400  Caledonia, Wisconsin, Industrial
           Development Revenue,
           Calendonia Properties, LLC,
           2.05%*, 5/1/19                            2,400
   2,260  Chicago, Illinois, 1.88%*, 1/1/19          2,260
   4,500  Cleveland-Cuyahoga County, Ohio,
           Port Authority Revenue,
           1.95%*, 6/1/31                            4,500
   2,200  Cloquet, Minnesota, Industrial
           Revenue, Potlatch Corp.,
           2.05%*, 4/1/26                            2,200
  25,000  Connecticut State Housing Financial
           Authority, 1.87%*, 11/15/27              25,000
  12,000  Dallas County, Iowa, Industrial
           Development Revenue, Sioux City
           Brick & Tile, 2.00%*, 9/1/21             12,000
   2,700  Evanston, Illinois, Maple Street
           Parking Facility, 1.90%*, 12/1/21         2,700
   7,100  Illinois Educational Facilities
           Authority Revenue, The Art
           Institute of Chicago,
           2.00%*, 3/1/34                            7,100
  25,075  Indiana Health Facilities Financing
           Authority, Hospital Revenue,
           Community Foundation of
           Northwest Indiana, 1.93%*, 8/1/25        25,075

                                 - Continued -

Fifth Third Prime Money Market Fund
Schedule of Portfolio Investments (continued)
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------


Principal              Security
 Amount               Description               Value
--------- ----------------------------------- ----------
 $ 4,885  Michigan Hospital Association
           Financial Corp., 1.93%*, 11/1/30   $    4,885
   6,765  Michigan State Strategic Fund,
           Environmental Research Institute,
           2.05%*, 10/1/11                         6,765
  38,900  New York State Housing Finance
           Agency Service Contract, Series B,
           1.86%*, 3/15/11                        38,900
   4,340  Oswego County, New York,
           Industrial Development Agency,
           Facilities Revenue, 2.05%*, 6/1/24      4,340
   9,500  Park City, Kansas, Industrial
           Revenue, 1.85%*, 9/15/16                9,500
   4,000  Polk County, Florida, Industrial
           Development Authority,
           Industrial Development Revenue,
           2.00%*, 9/1/17                          4,000
  10,395  Roman Catholic Diocese, Raleigh,
           North Carolina, Series A,
           2.00%*, 4/1/15                         10,395
  24,530  Sacramento County, California,
           1.85%*, 7/1/22                         24,530
   8,600  South Snohomish County,
           Washington, 1.95%, 5/14/02              8,600
   4,190  Washington State Housing Finance,
           1.95%*, 8/1/26                          4,190
          ----------------------------------- ----------
          Total Municipal Bonds                  249,730
          ----------------------------------- ----------
U.S. Government Agencies (10.0%):
          Fannie Mae (1.5%):
          -----------------------------------
  15,000  6.54%, 2/1/02                           15,000
   8,000  5.38%, 3/15/02                           8,015
  10,000  6.63%, 4/15/02                          10,093
          ----------------------------------- ----------
          Total                                   33,108
          ----------------------------------- ----------
          Federal Farm Credit Bank (0.3%):
          -----------------------------------
   7,350  5.25%, 5/1/02                            7,377
          ----------------------------------- ----------
          Federal Home Loan Bank (4.5%):
          -----------------------------------
  20,000  6.75%, 2/1/02                           20,000
   6,840  5.05%, 2/5/02                            6,841
  10,000  4.90%, 2/7/02                           10,000
   6,870  6.75%, 2/15/02                           6,877
   9,520  5.13%, 2/26/02                           9,528
  10,000  4.50%, 3/26/02                          10,010
  20,000  6.25%, 11/15/02                         20,622
  15,000  2.51%, 12/12/02                         14,984
          ----------------------------------- ----------
          Total                                   98,862
          ----------------------------------- ----------

 Shares or
 Principal             Security
  Amount              Description             Value
------------ ------------------------------ ----------
             Freddie Mac (3.7%):
             ------------------------------
$     32,452 5.50%, 5/15/02                 $   32,620
      11,820 6.63%, 8/15/02                     12,100
      15,965 6.25%, 10/15/02                    16,446
      13,000 2.42%, 11/1/02                     13,009
      10,000 2.50%, 11/7/02                      9,997
             ------------------------------ ----------
             Total                              84,172
             ------------------------------ ----------
             Total U.S. Government Agencies    223,519
             ------------------------------ ----------
Repurchase Agreements (6.2%):
     138,111 UBS Warburg, 1.91%, 2/1/02        138,111
             ------------------------------ ----------
             Total Repurchase Agreements       138,111
             ------------------------------ ----------
Cash Equivalents (9.2%):
 104,210,543 AIM Liquid Assets Portfolio -
              Institutional Class              104,211
 103,143,376 Goldman Sachs Financial Square
              Prime Obligations Fund           103,143
             ------------------------------ ----------
             Total Cash Equivalents            207,354
             ------------------------------ ----------
             Total Investments (Cost
             $2,253,600) (a) - 100.4%        2,253,600
             ------------------------------ ----------
             Liabilities in excess of other
             assets - (0.4)%                    (8,709)
             ------------------------------ ----------
             NET ASSETS - 100.0%            $2,244,891
             ------------------------------ ----------

(a) Also represents cost for federal income tax purposes.
* Variable rate security. Rate presented represents rate in effect at January 31, 2002. Maturity date reflects actual maturity date.
**  Effective yield at purchase.

      (See Notes which are an integral part of the Financial Statements)

Fifth Third Institutional Money Market Fund
Schedule of Portfolio Investments
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------


Principal               Security
 Amount                Description               Value
--------- ------------------------------------- --------
Certificates of Deposit (6.5%):
 $3,000   Barclays Bank Yankee CD,
           1.80%, 3/4/02                        $  3,000
  4,000   Bayerische Landesbank Yankee CD,
           4.09%, 8/2/02                           4,041
  1,000   Dexia Bank Yankee CD,
           3.57%, 8/27/02                          1,008
  2,500   Toronto Dominion Bank Yankee CD,
           3.86%, 6/20/02                          2,515
          ------------------------------------- --------
          Total Certificates of Deposit           10,564
          ------------------------------------- --------
Commercial Paper (23.0%):
          Banks (10.7%):
          -------------------------------------
    735   ABN AMRO, 2.52%**, 2/7/02                  735
  3,800   ABN AMRO, 2.05%**, 3/20/02               3,791
  1,000   Banque Nationale de Paris,
           1.93%**, 7/22/02                          991
  4,000   Northern Trust Corp.,
           1.73%**, 3/12/02                        3,992
  3,000   Societe Generale, 1.78%**, 4/3/02        2,990
  2,000   Societe Generale, 1.73%**, 4/8/02        1,994
  2,000   West Deutsche Landesbank,
           1.79%**, 2/6/02                         2,000
  1,000   West Deutsche Landesbank,
           2.18%**, 10/11/02                         985
          ------------------------------------- --------
          Total                                   17,478
          ------------------------------------- --------
          Energy (3.1%):
          -------------------------------------
  3,000   Chevron Corp., 1.76%**, 2/8/02           2,999
  2,000   Chevron Corp., 1.65%**, 2/25/02          1,998
          ------------------------------------- --------
          Total                                    4,997
          ------------------------------------- --------
          Financial (7.2%):
          -------------------------------------
    600   American International Group, Inc.,
           1.80%**, 2/11/02                          600
  1,000   American International Group, Inc.,
           1.75%**, 2/19/02                          999
  1,000   General Electric Capital Corp.,
           1.83%**, 2/13/02                          999
  2,000   J.P. Morgan Chase & Co.,
           1.80%**, 4/2/02                         1,994
  3,000   Prudential Funding, 1.73%**, 2/11/02     2,998
  1,200   Toyota Motor Credit Corp.,
           1.75%**, 3/4/02                         1,198
    694   UBS Financial, Inc., 2.01%**, 2/13/02      694
  2,450   UBS Financial, Inc., 2.02%**, 3/28/02    2,443
          ------------------------------------- --------
          Total                                   11,925
          ------------------------------------- --------
          Printing & Publishing (0.8%):
          -------------------------------------
  1,300   McGraw Hill, 1.91%**, 3/1/02             1,298
          ------------------------------------- --------

Principal               Security
 Amount                Description               Value
--------- ------------------------------------- --------
          Telecommunications (1.2%):
          -------------------------------------
 $1,893   BellSouth Telecommunications,
           1.65%**, 2/14/02                     $  1,892
          ------------------------------------- --------
          Total Commercial Paper                  37,590
          ------------------------------------- --------
Corporate Notes (20.3%):
          Banks (5.0%):
          -------------------------------------
  2,000   Suntrust Banks, Inc., 1.85%*, 4/22/02    2,001
    750   Suntrust Banks, Inc., 7.38%, 7/1/02        766
  1,050   Wells Fargo Co., 6.80%, 5/15/02          1,058
  1,580   Wells Fargo Co., 6.38%, 7/16/02          1,604
  1,095   Wells Fargo Co., 6.50%, 9/3/02           1,120
  1,510   Wells Fargo Co., 6.25%, 11/1/02          1,552
          ------------------------------------- --------
          Total                                    8,101
          ------------------------------------- --------
          Brokerage Services (3.9%):
          -------------------------------------
  1,000   Merrill Lynch & Co., 8.00%, 2/1/02       1,000
    775   Merrill Lynch & Co., 7.36%, 7/24/02        793
  2,822   Merrill Lynch & Co., 6.64%, 9/19/02      2,890
  1,000   Merrill Lynch & Co., 5.75%, 11/4/02      1,027
    584   Merrill Lynch & Co., 6.00%, 2/12/03        604
          ------------------------------------- --------
          Total                                    6,314
          ------------------------------------- --------
          Energy (0.6%):
          -------------------------------------
    200   BP America, Inc., 7.88%, 5/15/02           202
    780   Shell Oil Co., 6.70%, 8/15/02              799
          ------------------------------------- --------
          Total                                    1,001
          ------------------------------------- --------
          Financial (7.8%):
          -------------------------------------
    860   Associates Corp., NA, 5.50%, 2/15/02       861
  2,153   Associates Corp., NA, 7.50%, 4/15/02     2,174
  1,000   Associates Corp., NA, 6.97%, 5/9/02      1,013
    900   Associates Corp., NA, 5.88%, 7/15/02       912
  1,100   General Electric Capital Corp.,
           2.18%, 2/1/02                           1,100
    764   General Electric Capital Corp.,
           7.00%, 3/1/02                             766
  1,000   General Electric Capital Corp.,
           5.50%, 4/15/02                          1,007
    850   General Electric Capital Corp.,
           6.65%, 9/3/02                             871
    300   General Electric Capital Corp.,
           6.52%, 10/8/02                            308
    605   General Electric Capital Corp.,
           7.00%, 2/3/03                             631
  2,000   Mellon Financial, 2.19%*, 9/16/02        2,004
  1,000   Toyota Motor Credit Corp.,
           7.00%, 8/5/02                           1,024
          ------------------------------------- --------
          Total                                   12,671
          ------------------------------------- --------

                                 - Continued -

Fifth Third Institutional Money Market Fund
Schedule of Portfolio Investments (continued)
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------


Principal              Security
 Amount               Description               Value
--------- ------------------------------------ --------
          Retail (2.1%):
          ------------------------------------
 $1,200   Wal-Mart Stores, 6.75%, 5/15/02      $  1,210
  2,222   Wal-Mart Stores, 6.88%, 8/1/02          2,264
          ------------------------------------ --------
          Total                                   3,474
          ------------------------------------ --------
          Telecommunications (0.9%):
          ------------------------------------
    500   Pacific Bell, 7.25%, 7/1/02               507
  1,000   Southern New England
           Telecommunications Corp.,
           6.50%, 2/15/02                         1,001
          ------------------------------------ --------
          Total                                   1,508
          ------------------------------------ --------
          Total Corporate Notes                  33,069
          ------------------------------------ --------
Demand Notes (2.9%):
          Real Estate (2.9%):
          ------------------------------------
  1,175   Jefferson Land Development,
           2.05%*, 10/1/16                        1,175
  2,100   MBE Investment Co., L.L.C.,
           2.03%*, 2/1/51                         2,100
  1,410   MCMC POB III-Mt. Carmel
           Partnership Project, 2.05%*, 8/1/14    1,410
          ------------------------------------ --------
          Total Demand Notes                      4,685
          ------------------------------------ --------
Municipal Bonds (9.7%):
  2,700   Allegheny County Pennsylvania,
           Industrial Development Authority
           Revenue, 2.05%*, 5/1/15                2,700
  2,835   Hornell, New York, Industrial
           Development Agency, Alstom
           Transportation, Inc.,
           2.05%*, 11/1/21                        2,835
  1,910   Indianapolis, Indiana, Economic
           Development Revenue, General
           L.L.C., 2.05%*, 6/1/12                 1,910
    750   Marquette County, Michigan
           Economic Development Corp.,
           Limited Obligation Revenue,
           Pioneer Laboratories, Series B,
           2.03%*, 6/1/07                           750
  1,300   Michigan State Strategic Fund,
           Limited Obligation Revenue,
           Carpenter Enterprises,
           2.05%*, 10/1/05                        1,300
  1,050   Michigan State Strategic Fund,
           Limited Obligation Revenue,
           Phipps Emmett Associates L.L.C.,
           1.95%*, 11/1/23                        1,050
  1,650   Michigan State Strategic Fund,
           Limited Obligation Revenue,
           Waterland Battle Creek Property,
           Series B, 2.03%*, 6/1/25               1,650
  1,500   Neenah, Wisconsin, Industrial
           Development Revenue, Galloway
           Co., 2.00%*, 5/1/19                    1,500

Shares or
Principal               Security
 Amount                Description              Value
---------- ----------------------------------- --------
$    2,000 Olathe, Kansas, Industrial Revenue,
            Garmin International, Inc.,
            2.00%*, 3/1/20                     $  2,000
           ----------------------------------- --------
           Total Municipal Bonds                 15,695
           ----------------------------------- --------
U.S. Government Agencies (10.2%):
           Fannie Mae (1.9%):
           -----------------------------------
     1,630 5.38%, 3/15/02                         1,637
     1,000 6.61%, 5/8/02                          1,007
       400 6.25%, 11/15/02                          412
           ----------------------------------- --------
           Total                                  3,056
           ----------------------------------- --------
           Federal Farm Credit Bank (1.5%):
           -----------------------------------
     2,000 6.88%, 5/1/02                          2,024
       450 2.30%**, 8/27/02                         444
           ----------------------------------- --------
           Total                                  2,468
           ----------------------------------- --------
           Federal Home Loan Bank (2.7%):
           -----------------------------------
       300 5.07%, 2/11/02                           300
     1,500 6.75%, 2/15/02                         1,503
       935 5.13%, 2/26/02                           937
     1,070 5.25%, 4/25/02                         1,078
       630 6.75%, 5/1/02                            634
           ----------------------------------- --------
           Total                                  4,452
           ----------------------------------- --------
           Freddie Mac (4.1%):
           -----------------------------------
     5,000 1.75%**, 2/12/02                       4,998
     1,000 4.17%**, 3/28/02                         994
       600 2.09%**, 5/1/02                          597
           ----------------------------------- --------
           Total                                  6,589
           ----------------------------------- --------
           Total U.S. Government Agencies        16,565
           ----------------------------------- --------
Repurchase Agreements (18.5%):
    30,000 UBS Warburg, 1.91%, 2/1/02            30,000
           ----------------------------------- --------
           Total Repurchase Agreements           30,000
           ----------------------------------- --------
Cash Equivalents (8.4%):
 7,045,323 AIM Liquid Assets Portfolio -
             Institutional Class                  7,046
 6,543,261 Goldman Sachs Financial Square
            Prime Obligations Fund                6,543
           ----------------------------------- --------
           Total Cash Equivalents                13,589
           ----------------------------------- --------
           Total Investments
           (Cost $161,757) (a) - 99.5%          161,757
           ----------------------------------- --------
           Other assets in excess of
           liabilities - 0.5%                       813
           ----------------------------------- --------
           NET ASSETS - 100.0%                 $162,570
           ----------------------------------- --------

(a) Also represents cost for federal income tax purposes.
* Variable rate security. Rate presented represents rate in effect at January 31, 2002. Maturity date reflects actual maturity date.
**  Effective yield at purchase.

      (See Notes which are an integral part of the Financial Statements)

Fifth Third Institutional Government
Money Market Fund
Schedule of Portfolio Investments
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------


Principal            Security
 Amount             Description             Value
--------- -------------------------------- --------
U.S. Government Agencies (70.4%):
          Fannie Mae (25.5%):
          --------------------------------
 $10,000  1.86%**, 2/7/02                  $  9,997
   1,500  7.50%, 2/11/02                      1,501
   3,600  6.29%, 2/11/02                      3,601
   3,150  1.83%**, 2/21/02                    3,147
   2,315  6.23%, 3/1/02                       2,319
   7,078  5.38%, 3/15/02                      7,091
   5,600  1.72%**, 3/28/02                    5,585
  11,268  6.63%, 4/15/02                     11,359
  10,000  1.72%**, 5/2/02                     9,957
  10,000  6.70%, 5/6/02                      10,118
   7,500  1.77%**, 6/6/02                     7,454
   2,250  1.84%**, 6/28/02                    2,233
   5,000  6.24%, 7/29/02                      5,098
   5,000  6.15%, 8/5/02                       5,107
   8,175  6.75%, 8/15/02                      8,364
   5,000  2.39%**, 10/15/02                   4,917
   7,539  6.25%, 11/15/02                     7,786
  10,000  1.75%*, 12/5/02                     9,997
          -------------------------------- --------
          Total                             115,631
          -------------------------------- --------
          Federal Farm Credit Bank (2.6%):
          --------------------------------
   2,065  6.63%, 2/1/02                       2,065
   5,000  5.25%, 5/1/02                       5,019
   5,000  2.04%**, 12/6/02                    4,914
          -------------------------------- --------
          Total                              11,998
          -------------------------------- --------
          Federal Home Loan Bank (17.7%):
          --------------------------------
   5,000  6.75%, 2/1/02                       5,000
  10,000  1.68%**, 2/8/02                     9,997
  10,000  1.61%**, 2/13/02                    9,995
  10,000  1.69%**, 2/20/02                    9,991
  10,270  5.13%, 2/26/02                     10,290
   4,400  5.25%, 4/25/02                      4,432
  10,000  4.25%, 5/3/02                      10,008
  10,000  1.71%*, 8/9/02                      9,999
  10,570  6.00%, 8/15/02                     10,783
          -------------------------------- --------
          Total                              80,495
          -------------------------------- --------

 Shares or
 Principal            Security
  Amount             Description            Value
----------- ------------------------------ --------
            Freddie Mac (20.3%):
            ------------------------------
$     5,000 1.78%**, 2/14/02               $  4,997
     15,000 1.69%**, 2/19/02                 14,986
      6,000 1.76%**, 2/28/02                  5,992
     10,000 1.70%**, 3/5/02                   9,985
     10,000 1.69%**, 3/6/02                   9,985
      4,500 1.74%**, 3/15/02                  4,491
      4,000 6.62%, 3/26/02                    4,018
      5,142 1.71%**, 4/4/02                   5,127
      5,000 1.73%**, 4/5/02                   4,985
     14,255 5.50%, 5/15/02                   14,374
      4,000 1.84%**, 6/19/02                  3,972
      5,000 1.88%**, 6/20/02                  4,965
      4,562 1.96%**, 8/15/02                  4,515
            ------------------------------ --------
            Total                            92,392
            ------------------------------ --------
            Sallie Mae (4.3%):
            ------------------------------
      9,500 2.22%*, 3/18/02                   9,500
     10,000 2.00%*, 3/21/02                  10,000
            ------------------------------ --------
            Total                            19,500
            ------------------------------ --------
            Total U.S. Government Agencies  320,016
            ------------------------------ --------
Repurchase Agreements (19.8%):
     90,078 UBS Warburg, 1.91%, 2/1/02       90,078
            ------------------------------ --------
            Total Repurchase Agreements      90,078
            ------------------------------ --------
Cash Equivalents (9.4%):
 21,465,470 AIM Stit Government & Agency
             Money Market Fund               21,466
 21,073,033 Goldman Sachs Financial Square
             Government Fund                 21,073
            ------------------------------ --------
            Total Cash Equivalents           42,539
            ------------------------------ --------
            Total Investments
            (Cost $452,633) (a) - 99.6%     452,633
            ------------------------------ --------
            Other assets in excess of
            liabilities - 0.4%                1,829
            ------------------------------ --------
            NET ASSETS - 100.0%            $454,462
            ------------------------------ --------

(a) Also represents cost for federal income tax purposes.
* Variable rate security. Rate presented represents rate in effect at January 31, 2002. Maturity date reflects actual maturity date.
**  Effective yield at purchase.

      (See Notes which are an integral part of the Financial Statements)

Fifth Third Government Money Market Fund
Schedule of Portfolio Investments
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------


Principal             Security
 Amount              Description             Value
--------- --------------------------------- --------
U.S. Government Agencies (98.5%):
          Federal Farm Credit Bank (17.0%):
          ---------------------------------
 $ 7,252  1.61%**, 2/12/02                  $  7,248
   8,500  1.71%**, 2/15/02                     8,494
  15,000  1.69%**, 2/21/02                    14,986
   4,400  6.88%, 5/1/02                        4,441
   7,110  5.25%, 5/1/02                        7,136
   3,000  2.05%, 5/1/02                        3,002
  13,600  2.03%, 6/3/02                       13,602
   5,800  6.75%, 9/3/02                        5,936
   5,721  2.04%**, 12/6/02                     5,622
  20,000  1.75%*, 2/3/03                      20,000
          --------------------------------- --------
          Total                               90,467
          --------------------------------- --------
          Federal Home Loan Bank (52.2%):
          ---------------------------------
  10,000  6.75%, 2/1/02                       10,000
  33,350  1.80%**, 2/1/02                     33,350
  17,699  1.68%**, 2/8/02                     17,693
  18,085  6.75%, 2/15/02                      18,111
   5,000  1.71%**, 2/19/02                     4,996
  15,000  1.69%**, 2/20/02                    14,986
  19,490  5.13%, 2/26/02                      19,518
  10,000  1.71%**, 3/8/02                      9,983
   8,000  1.69%**, 3/15/02                     7,984
  10,000  1.67%*, 3/15/02                     10,000
   5,000  4.50%, 3/26/02                       5,005
  10,000  1.73%**, 4/1/02                      9,972
  10,000  4.50%, 4/4/02                       10,047
   6,306  1.74%**, 4/19/02                     6,283
  12,065  5.25%, 4/25/02                      12,149
   2,000  6.75%, 5/1/02                        2,014
   5,000  4.25%, 5/3/02                        5,008
   5,000  2.02%**, 5/8/02                      4,973
  10,000  1.60%*, 7/17/02                     10,000
   4,675  3.50%, 8/6/02                        4,672
  10,000  1.71%*, 8/9/02                       9,999

 Shares or
 Principal              Security
  Amount               Description              Value
----------- ---------------------------------- --------
            Federal Home Loan Bank (continued)
            ----------------------------------
$     5,901 1.95%**, 8/12/02                   $  5,840
     11,260 6.00%, 8/15/02                       11,482
      5,000 2.44%**, 10/3/02                      4,919
     13,265 6.38%, 11/15/02                      13,719
      5,210 6.25%, 11/15/02                       5,372
      5,205 6.03%, 11/21/02                       5,357
      5,000 2.51%, 12/12/02                       4,995
            ---------------------------------- --------
            Total                               278,427
            ---------------------------------- --------
            Sallie Mae (29.3%):
            ----------------------------------
     10,000 2.22%*, 3/18/02                      10,000
     10,000 2.00%*, 3/21/02                      10,000
     10,000 1.90%*, 4/18/02                      10,000
     10,000 1.82%**, 6/28/02                      9,927
      6,439 3.75%, 7/1/02                         6,488
     10,000 1.81%*, 7/18/02                      10,000
    100,000 1.75%*, 9/20/02                      99,999
            ---------------------------------- --------
            Total                               156,414
            ---------------------------------- --------
            Total U.S. Government Agencies      525,308
            ---------------------------------- --------
Cash Equivalents (4.7%):
  2,370,073 AIM Stit Government Tax
             Advantage Fund                       2,370
 22,952,403 Goldman Sachs Financial Square
             Federal Fund                        22,952
            ---------------------------------- --------
            Total Cash Equivalents               25,322
            ---------------------------------- --------
            Total Investments
            (Cost $550,630) (a) - 103.2%        550,630
            ---------------------------------- --------
            Liabilities in excess of other
            assets - (3.2)%                     (17,313)
            ---------------------------------- --------
            NET ASSETS - 100.0%                $533,317
            ---------------------------------- --------

(a) Also represents cost for federal income tax purposes.
* Variable rate security. Rate presented represents rate in effect at January 31, 2002. Maturity date reflects actual maturity date.
**  Effective yield at purchase.

      (See Notes which are an integral part of the Financial Statements)

Fifth Third U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------


Principal         Security
 Amount          Description          Value
--------- ------------------------- ----------
U.S. Treasury Bills (7.8%):

 $25,000  2.31%*, 2/21/02           $   24,968
  20,000  1.94%*, 4/11/02               19,926
  20,000  1.76%*, 6/13/02               19,870
  20,000  1.86%*, 8/1/02                19,814
          ------------------------- ----------
          Total U.S. Treasury Bills     84,578
          ------------------------- ----------
U.S. Treasury Notes (22.9%):

  30,000  6.25%, 2/28/02                30,052
  20,000  6.50%, 3/31/02                20,113
  30,000  6.63%, 4/30/02                30,194
  30,000  6.50%, 5/31/02                30,318
  30,000  6.25%, 7/31/02                30,642
  30,000  6.38%, 8/15/02                30,585
  20,000  5.88%, 9/30/02                20,500
  30,000  5.75%, 10/31/02               30,791
  15,000  5.13%, 12/31/02               15,408
  10,000  4.75%, 1/31/03                10,262
          ------------------------- ----------
          Total U.S. Treasury Notes    248,865
          ------------------------- ----------

 Shares or
 Principal               Security
  Amount                Description               Value
----------- ----------------------------------- ----------
Repurchase Agreements (60.8%):

$    80,000 ABN AMRO, 1.88%, 2/1/02             $   80,000
    110,000 Barclays Capital, 1.90%, 2/1/02        110,000
     50,000 Bear Stearns, 1.88%, 2/1/02             50,000
    150,000 CS First Boston, 1.88%, 2/1/02         150,001
     50,000 Deutsche Bank, 1.88%, 2/1/02            50,000
     50,000 Nesbitt Burns, 1.87%, 2/1/02            50,000
     80,000 SG Cowen, 1.88%, 2/1/02                 80,000
     88,064 UBS Warburg, 1.88%, 2/1/02              88,064
            ----------------------------------- ----------
            Total Repurchase Agreements            658,065
            ----------------------------------- ----------
Cash Equivalents (8.3%):

 50,170,630 AIM Treasury Money Market Fund          50,170
 40,120,519 Goldman Sachs Treasury Financial
             Square Fund                            40,121
            ----------------------------------- ----------
            Total Cash Equivalents                  90,291
            ----------------------------------- ----------
            Total Investments (Cost $1,081,799)
            (a) - 99.8%                          1,081,799
            ----------------------------------- ----------
            Other assets in excess of
            liabilities - 0.2%                       2,584
            ----------------------------------- ----------
            NET ASSETS - 100.0%                 $1,084,383
            ----------------------------------- ----------

(a) Also represents cost for federal income tax purposes.
*   Effective yield at purchase.

      (See Notes which are an integral part of the Financial Statements)

Fifth Third Michigan Municipal
Money Market Fund
Schedule of Portfolio Investments
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------

Principal                Security
 Amount                 Description                Value
--------- --------------------------------------- --------
Commercial Paper (18.0%):
 $ 8,140  Cornell Township, Michigan,
           1.45%, 2/5/02                          $  8,140
   3,300  Cornell Township, Michigan,
           1.30%, 2/19/02                            3,300
   2,000  Cornell Township, Michigan,
           1.30%, 5/20/02                            2,000
   1,500  Delta County Economic Development
           Corp., Environmental Improvement
           Revenue, Mead Escanaba Paper Co.,
           Series A, 1.65%*, 2/20/02                 1,500
   4,300  Delta County Economic Development
           Corp., Environmental Improvement
           Revenue, Mead Escanaba Paper Co.,
           Series A, 1.30%*, 3/5/02                  4,300
   4,500  Delta County Economic Development
           Corp., Environmental Improvement
           Revenue, Mead Escanaba Paper Co.,
           Series A, 1.20%*, 3/13/02                 4,500
  14,300  Delta County Economic Development
           Corp., Environmental Improvement
           Revenue, Mead Escanaba Paper Co.,
           Series B, 1.35%, 2/12/02                 14,300
   8,000  Michigan State Builders, 1.40%,
           2/21/02                                   8,000
   6,000  Michigan State Housing Development
           Authority, (AMT), 1.35%, 2/20/02          6,000
          --------------------------------------- --------
          Total Commercial Paper                    52,040
          --------------------------------------- --------
Municipal Bonds (79.5%):
          General Obligation (7.8%):
          ---------------------------------------
   1,000  Bay City Michigan School District,
           6.20%, 5/1/04 (Prerefunded
           5/1/02 @ 101.50)                          1,023
   4,075  Detroit City School District, Series A,
           3.25%, 5/1/02                             4,086
     285  Farmington Hills, Economic
           Development Corp., Brookfield,
           1.55%*, 11/1/10                             285
     850  Grand Blanc Community Schools,
           3.00%, 5/1/02                               852
   1,000  Lake Orion Community School
           District, 6.05%, 5/1/02                   1,008
   1,455  Leelanau County Economic
           Development Corp., American
           Mutual Insurance Co.,
           2.20%*, 6/15/06                           1,455
     700  Michigan State Strategic Fund, Baron
           Drawn Steel, (AMT),
           1.70%*, 12/1/06                             700

Principal               Security
 Amount                Description               Value
--------- ------------------------------------- --------
          General Obligation (continued):
          -------------------------------------
 $ 2,500  Michigan State Strategic Fund,
           Donnelly Corp., Series B, (AMT),
           1.45%*, 3/1/10                       $  2,500
   2,490  Michigan State Strategic Fund, Wayne
           Disposal, (AMT), 1.50%*, 3/1/05         2,490
     835  Michigan State Strategic Fund, Wright
           K Technology, Inc., Series 1997,
           (AMT), 1.70%*, 5/1/17                     835
     660  Mount Clemens Community School
           District, 3.00%, 5/1/02                   662
   1,000  Mount Clemens Community School
           District, 6.60%, 5/1/02 (Prerefunded
           5/1/02 @ 102)                           1,029
     750  Reeths-Puffer Schools, 6.25%, 5/1/02       756
   1,000  Rochester Community School District,
           Series I, 4.80%, 5/1/02                 1,004
   1,640  South Lyon Community Schools,
           Series A, 5.50%, 5/1/02                 1,649
   2,235  Walled Lake Consolidated School
           District, 4.80%, 5/1/02                 2,243
          ------------------------------------- --------
          Total                                   22,577
          ------------------------------------- --------
          Revenue Bonds (71.7%):
          -------------------------------------
   1,010  Clinton Township Economic
           Development Corp., Pointe Village
           Square, (AMT), 2.90%*, 2/1/14           1,010
     965  Dearborn Michigan, Sewage Disposal
           System, 6.90%, 4/1/02                     970
   1,900  Delta County Economic Development
           Corp., Environmental Improvement
           Revenue, Mead Escanaba Paper Co.,
           Series D, 1.50%*, 12/1/23               1,900
   8,400  Delta County Economic Development
           Corp., Environmental Improvement
           Revenue, Mead Escanaba Paper Co.,
           Series F, 1.50%*, 12/1/13               8,400
   3,850  Delta County, Economic Development
           Corp., Series E, 1.50%*, 12/1/23        3,850
     800  Detroit Water Supply Systems,
           6.00%, 7/1/02                             813
   1,150  Farmington Hills Education,
           Marketing Displays, (AMT),
           3.10%*, 9/1/08                          1,150
   2,850  Genesee County Economic
           Development Corp., Rawcar Group,
           (AMT), 1.70%*, 5/1/20                   2,850
   6,800  Genesee County Economic
           Development Corp., Rue Properties,
           (AMT), 1.55%*, 9/1/15                   6,800

                                 - Continued -

Fifth Third Michigan Municipal
Money Market Fund
Schedule of Portfolio Investments (continued)
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------

Principal               Security
 Amount                Description               Value
--------- ------------------------------------- --------
          Revenue Bonds (continued)
          -------------------------------------
 $ 1,100  Genesee County Economic
           Development, Atlas Technologies
           Inc., (AMT), 1.70%*, 12/1/21         $  1,100
     980  Grand Rapids & Kent County Building
           Authority, Devos Place Project,
           3.00%, 12/1/02                            989
   5,300  Grand Rapids Industrial Development,
           Rowe International, 2.13%*, 1/1/10      5,300
   1,000  Grand Traverse County Hospital
           Revenue, 6.25%, 7/1/22
           (Prerefunded 7/1/02 @ 102)              1,030
   1,250  Greater Detroit Resource Recovery
           Authority, Series B, 5.00%, 12/13/02    1,285
   1,810  Kalamazoo Hospital Finance
           Authority, Hospital Facility
           Revenue, Refunding &
           Improvement, Bronson Methodist
           Hospital, 4.95%, 5/15/02                1,818
     770  Lansing Economic Development
           Corp., LGH Office Building, (AMT),
           3.30%*, 2/15/07                           770
   2,785  Lenawee County Economic
           Development Corp., Rima
           Manufacturing Co. Project, (AMT),
           1.60%*, 8/1/06                          2,785
   1,200  Marquette County Economic
           Development Corp., Pioneer Labs,
           Inc., (AMT), 1.51%*, 6/1/12             1,200
     585  Michigan Higher Education Facilities
           Authority, Kalamazoo College,
           5.25%, 12/1/02                            602
   1,225  Michigan Higher Education, Student
           Loan Authority, 2.65%, 3/1/02           1,225
  11,000  Michigan Municipal Bond Authority,
           Series C-2, 3.50%, 8/22/02             11,055
     750  Michigan Public Power Agency, Belle
           River Project, Series A,
           5.70%, 1/1/03                             777
   2,000  Michigan State Building Authority,
           Series I, 6.00%, 10/1/02                2,060
   1,300  Michigan State Housing Development
           Authority, Rental Housing Revenue,
           Series A, 5.15%, 4/1/02                 1,306
   1,565  Michigan State Strategic Fund,
           Atmosphere Annealing, (AMT),
           1.70%*, 12/1/17                         1,565
   2,000  Michigan State Strategic Fund,
           Automatic Spring, (AMT),
           1.51%*, 9/1/10                          2,000

Principal               Security
 Amount                Description                Value
--------- -------------------------------------- --------
          Revenue Bonds (continued)
          --------------------------------------
 $ 1,200  Michigan State Strategic Fund, B & C
           Leasing, (AMT), 1.55%*, 7/1/24        $  1,200
   1,260  Michigan State Strategic Fund, Banks
           Hardwoods, Inc., (AMT),
           1.70%*, 7/1/12                           1,260
   2,210  Michigan State Strategic Fund, Biewer
           of Lansing, (AMT), 1.60%*, 5/1/19        2,210
   3,300  Michigan State Strategic Fund, Brazing
           Concepts Co., (AMT),
           1.70%*, 9/1/18                           3,300
     600  Michigan State Strategic Fund, C-1,
           (AMT), 1.71%*, 1/1/14                      600
   1,000  Michigan State Strategic Fund, C-Tec,
           Inc., (AMT), 1.50%*, 10/1/11             1,000
   2,500  Michigan State Strategic Fund,
           Cincinnati Milacron, (AMT),
           1.55%*, 4/1/15                           2,500
   2,345  Michigan State Strategic Fund,
           Cyberplast, (AMT), 1.50%*, 12/1/18       2,345
   1,500  Michigan State Strategic Fund, Detroit
           Symphony, Series A, 1.45%*, 6/1/31       1,500
   2,000  Michigan State Strategic Fund, Dixie
           Cut Stone, (AMT), 1.51%*, 2/1/14         2,000
   2,500  Michigan State Strategic Fund,
           Donnelly Corp., (AMT),
           2.60%*, 4/1/08                           2,500
   2,700  Michigan State Strategic Fund, E & L
           Meat, (AMT), 1.51%*, 3/1/29              2,700
     840  Michigan State Strategic Fund,
           Environmental Powder Co., (AMT),
           1.40%*, 7/1/22                             840
   1,000  Michigan State Strategic Fund, Equad,
           (AMT), 1.70%*, 6/1/28                    1,000
   2,000  Michigan State Strategic Fund, Fitz
           Land L.L.C., (AMT), 1.70%*, 8/1/25       2,000
   2,225  Michigan State Strategic Fund, Forest
           City Technologies, (AMT),
           1.70%*, 9/1/15                           2,225
     900  Michigan State Strategic Fund,
           Frederick Wolfgang, (AMT),
           1.40%*, 9/1/26                             900
   1,000  Michigan State Strategic Fund,
           Glastender, Inc., Project, (AMT),
           1.70%*, 9/1/08                           1,000
   2,575  Michigan State Strategic Fund, Gollin
           Block & Supply Co., (AMT),
           1.51%*, 7/1/12                           2,575
   1,510  Michigan State Strategic Fund,
           Hamilton Industrial Products, Inc.,
           (AMT), 1.70%*, 9/1/21                    1,510

                                 - Continued -

Fifth Third Michigan Municipal
Money Market Fund
Schedule of Portfolio Investments (continued)
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------

Principal               Security
 Amount                Description                Value
--------- -------------------------------------- --------
          Revenue Bonds (continued)
          --------------------------------------
 $ 1,000  Michigan State Strategic Fund, Harbor
           Industries Inc., (AMT),
           1.51%*, 4/1/25                        $  1,000
     860  Michigan State Strategic Fund, I.V.C.
           Industrial Coatings, Inc., (AMT),
           1.70%*, 12/1/12                            860
   3,170  Michigan State Strategic Fund, Jedco,
           Inc., (AMT), 1.40%*, 11/1/15             3,170
     720  Michigan State Strategic Fund, John A.
           Biewer Co., (AMT), 3.00%*, 12/1/04         720
     465  Michigan State Strategic Fund, John
           Dekker & Sons, (AMT),
           1.40%*, 1/1/18                             465
     250  Michigan State Strategic Fund, Kay
           Screen Printing, (AMT),
           1.75%*, 1/1/07
           (Callable 2/1/02 @ 100)                    250
     450  Michigan State Strategic Fund, Kazoo,
           Inc., (AMT), 2.70%*, 3/15/07               450
   1,400  Michigan State Strategic Fund,
           Kumdinger, (AMT), 1.55%*, 2/1/29         1,400
     400  Michigan State Strategic Fund, Limited
           Obligation Revenue, Bowers
           Manufacturing Co. Project, (AMT),
           1.70%*, 9/1/10                             400
   1,000  Michigan State Strategic Fund, Limited
           Obligation Revenue, Creative Foam
           Corp. Project, (AMT),
           1.70%*, 11/1/11                          1,000
   1,100  Michigan State Strategic Fund, Limited
           Obligation Revenue, Delta
           Containers, Inc. Project, (AMT),
           1.70%*, 8/1/04                           1,100
   2,800  Michigan State Strategic Fund, Limited
           Obligation Revenue, Delta
           Containers, Inc., Project, (AMT),
           1.70%*, 3/1/11                           2,800
     100  Michigan State Strategic Fund, Limited
           Obligation Revenue, Eclipse Mold
           (AMT), 1.70%*, 12/1/12                     100
     800  Michigan State Strategic Fund, Limited
           Obligation Revenue, Horizon
           Development Project, (AMT),
           1.70%*, 9/1/21                             800
   4,000  Michigan State Strategic Fund, Limited
           Obligation Revenue, Kaspari
           Investments, L.L.C. Project, (AMT),
           1.70%*, 6/1/09                           4,000

Principal               Security
 Amount                Description                Value
--------- -------------------------------------- --------
          Revenue Bonds (continued)
          --------------------------------------
 $   840  Michigan State Strategic Fund, Limited
           Obligation Revenue, LPB L.L.C.
           Project, (AMT), 1.70%*, 12/1/13       $    840
   3,900  Michigan State Strategic Fund, Limited
           Obligation Revenue, Motor City
           Mold, Inc., Project, (AMT),
           1.70%*, 3/1/21                           3,900
   3,010  Michigan State Strategic Fund, Limited
           Obligation Revenue, R L Adams
           Plastics, Inc., (AMT), 1.55%*, 5/1/23    3,010
   3,500  Michigan State Strategic Fund, Limited
           Obligation Revenue, River City
           Plastics, Inc., (AMT), 1.70%*, 3/1/21    3,500
   4,415  Michigan State Strategic Fund, Limited
           Obligation Revenue, Stegner East
           Investments, L.L.C., (AMT),
           1.55%*, 6/1/29                           4,415
   2,500  Michigan State Strategic Fund,
           MacArthur, (AMT), 1.70%*, 6/1/15         2,500
   2,100  Michigan State Strategic Fund, Maco
           Steel Inc., (AMT), 1.40%*, 3/1/24        2,100
   2,500  Michigan State Strategic Fund, Merrill
           Group, (AMT), 1.70%*, 10/1/22            2,500
   3,700  Michigan State Strategic Fund,
           Middleville Tool & Die Project,
           (AMT), 1.70%*, 9/1/13                    3,700
     650  Michigan State Strategic Fund,
           Molmec, Inc., (AMT),
           1.60%*, 12/1/14                            650
     880  Michigan State Strategic Fund,
           Nicholas Plastics, (AMT),
           1.40%*, 2/1/27                             880
     770  Michigan State Strategic Fund,
           Northern Pure Ice Co., (AMT),
           1.51%*, 3/1/15                             770
     910  Michigan State Strategic Fund, Patten
           Monument, (AMT), 1.40%*, 11/1/26           910
   2,000  Michigan State Strategic Fund, Phipps
           Emmett Association, (AMT),
           1.51%*, 12/1/23                          2,000
     250  Michigan State Strategic Fund,
           Plascore, Inc., Series B-2, (AMT),
           1.71%*, 6/1/14                             250
   5,000  Michigan State Strategic Fund, Proto-
           Techniques, (AMT), 1.55%*, 12/1/26       5,000
     500  Michigan State Strategic Fund,
           Protomark Corp. Project, (AMT),
           1.70%*, 8/1/17                             500
      25  Michigan State Strategic Fund,
           Sarbeth, (AMT), 1.71%*, 1/1/14              25

                                 - Continued -

Fifth Third Michigan Municipal
Money Market Fund
Schedule of Portfolio Investments (continued)
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------


Principal               Security
 Amount                Description                Value
--------- -------------------------------------- --------
          Revenue Bonds (continued)
          --------------------------------------
 $ 2,120  Michigan State Strategic Fund, SFI
           Acquistion Inc., (AMT),
           1.55%*, 2/1/28                        $  2,120
   1,610  Michigan State Strategic Fund, Sunrise
           Windows Ltd., (AMT),
           1.60%*, 5/1/13                           1,610
   1,000  Michigan State Strategic Fund,
           Thompson Family Holdings, (AMT),
           1.70%*, 7/1/28                           1,000
   1,835  Michigan State Strategic Fund, Trenton
           Forging Co., (AMT), 1.43%*, 6/1/20       1,835
   1,450  Michigan State Strategic Fund, Trio
           Tool Co., (AMT), 1.51%*, 7/1/24          1,450
   1,275  Michigan State Strategic Fund, Ultra
           Tech Printing Co., (AMT),
           1.40%*, 8/1/23                           1,275
   3,000  Michigan State Strategic Fund, Waltec
           American Forgings, (AMT),
           1.70%*, 10/1/09                          3,000
     500  Michigan State Strategic Fund, Warren
           Screw Products, Inc., Project, (AMT),
           1.70%*, 9/1/16                             500
   1,000  Michigan State Strategic Fund,
           Waterland, (AMT), 1.71%*, 6/1/25         1,000
   3,000  Michigan State Strategic Fund,
           Whitehall Industries, Inc., (AMT),
           1.70%*, 3/1/25                           3,000
   2,500  Michigan State Trunk Line, Series A,
           5.50%, 10/1/02                           2,554
   1,800  Michigan State Trunk Line, Series A,
           5.75%, 10/1/12 (Prerefunded
           10/1/02 @ 100)                           1,850
   2,300  Oakland County Economic
           Development Corp., Limited
           Obligation Revenue, Moody Family
           Limited Project, (AMT),
           1.70%*, 9/1/12                           2,300
   2,500  Oakland County Economic
           Development Corp., Limited
           Obligation Revenue, Pratt & Miller
           Engineering, (AMT), 1.43%*, 5/1/26       2,500
   2,900  Oakland County Economic
           Development Corp., North America,
           (AMT), 1.55%*, 7/1/18                    2,900
   1,615  Oakland County Economic
           Development Corp., Orchard Maple
           Project, 2.40%*, 11/15/16                1,615
   1,000  Oakland Washtenaw Counties
           Community College, 6.65%, 5/1/11
           (Callable 5/1/02 @ 100)                  1,029

Shares or
Principal                 Security
 Amount                  Description                 Value
---------- ---------------------------------------- --------
           Revenue Bonds (continued)
           ----------------------------------------
$    4,695 Puerto Rico Industrial Medical &
            Environmental Pollution Control,
            Facilities Financing Authority,
            Abbott Labs, 3.40%*, 3/1/23             $  4,695
     4,200 Puerto Rico Industrial Medical &
            Environmental Pollution Control,
            Facilities Financing Authority,
            Merck Co., 2.20%*, 12/1/18                 4,200
       160 Rochester Hills Economic
            Development Corp., BRG
            Associates, 2.10%*, 12/1/04                  160
     1,130 Sault St. Marie Tribe Building Authority
            Revenue, Public Infrastructure,
            (AMT), 1.41%*, 6/1/03                      1,130
       785 St. Clair Shores Economic
            Development Corp., Borman's, Inc.,
            (AMT), 3.20%*, 10/15/06                      785
     2,000 University of Michigan Hospital
            Revenue, Series A, 5.50%, 12/1/02          2,063
     2,000 University of Michigan Hospital
            Revenue, Series A, 1.50%*, 12/1/19         2,000
     1,250 University of Michigan Hospital
            Revenue, Series A, 1.50%*, 12/1/27         1,250
     2,000 University of Michigan, Series A-2,
            1.50%*, 12/1/24 (Callable 12/1/22
            @ 100)                                     2,000
     1,315 Warren Economic Development
            Corp., CMX Corp. Project, (AMT),
            2.70%*, 3/15/07                            1,315
           ---------------------------------------- --------
           Total                                     206,876
           ---------------------------------------- --------
           Total Municipal Bonds                     229,453
           ---------------------------------------- --------
Cash Equivalents (2.3%):
   989,770 Dreyfus Tax Exempt Money Market
            Fund                                         990
 5,706,213 Federated Tax Exempt Money Market
            Fund                                       5,706
           ---------------------------------------- --------
           Total Cash Equivalents                      6,696
           ---------------------------------------- --------
           Total Investments
           (Cost $288,189) (a) - 99.8%               288,189
           ---------------------------------------- --------
           Other assets in excess of
           liabilities - 0.2%                            681
           ---------------------------------------- --------
           NET ASSETS - 100.0%                      $288,870
           ---------------------------------------- --------

(a) Also represents cost for federal income tax purposes.
* Variable rate security. Rate presented represents rate in effect at January 31, 2002. Maturity date reflects actual maturity date.

AMT--Alternative Minimum Tax

      (See Notes which are an integral part of the Financial Statements)

Fifth Third Municipal Money Market Fund
Schedule of Portfolio Investments
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------

Principal               Security
 Amount                Description                Value
--------- -------------------------------------- --------
Commercial Paper (7.2%):
 $ 2,100  Cornell Township, Michigan,
           1.20%**, 2/25/02                      $  2,100
   1,500  Delta County, Michigan,
           1.40%**, 2/5/02                          1,500
   2,300  Mesa, Arizona, 1.25%**, 2/25/02           2,300
   3,135  State of Louisiana, 1.50%**, 2/5/02       3,135
   5,240  University of Michigan,
           1.20%**, 2/19/02                         5,240
   5,000  University of Texas, 1.20%**, 2/12/02     5,000
          -------------------------------------- --------
          Total Commercial Paper                   19,275
          -------------------------------------- --------
Municipal Bonds (92.5%):
          General Obligation (10.1%):
          --------------------------------------
   1,176  Beavercreek, Ohio, 3.00%, 7/22/02         1,177
     500  Butler County, Ohio, Series A,
           3.75%, 3/14/02                             500
     285  Celina, Ohio, 2.41%, 1/16/03                286
     400  Clark County, Ohio, 3.90%, 4/2/02           400
     800  Clark County, Ohio, 3.75%, 4/25/02          801
   1,220  Clark County, Ohio, 3.20%, 8/9/02         1,222
     395  Clark County, Ohio, Series A,
           4.00%, 2/15/02                             395
     880  Clark County, Ohio, Series E,
           3.20%, 6/18/02                             881
   1,395  Columbus, Ohio, Sewer Improvement,
           Series 27-E-U, 6.25%, 2/15/06
           (Prerefunded 2/15/02 @ 102)              1,398
   2,000  Commerce City, Colorado,
           1.75%, 12/1/31 (Mandatory Put
           12/1/02 @ 100)                           2,001
     990  Fairborn, Ohio, 4.00%, 3/21/02              991
     700  Fairfield County, Ohio, 3.80%, 3/13/02      700
   1,935  Lake County, Illinois, 3.50%, 12/15/02    1,960
   1,000  Lake County, Ohio, 2.75%, 10/2/02         1,003
     790  Lexington-Fayette County, Kentucky,
           Urban County Government,
           3.13%, 5/1/02                              790
     500  Lyndhurst, Ohio, 3.60%, 3/14/02             500
     600  Middleburg Heights, Ohio,
           3.40%, 5/8/02                              600
   1,000  Mount Vernon, Ohio, 2.87%, 9/24/02        1,003
   5,500  Oconomowoc, Wisconsin, Area School
           District, 2.50%, 9/25/02                 5,503
     460  Olathe, Kansas, Series 199,
           3.00%, 4/1/02                              461
     815  Shrewsbury, Massachusetts, Public
           Improvements, 4.00%, 8/15/02               821
     500  Solon, Ohio, 3.25%, 5/24/02                 500
     850  State of Louisiana, 6.00%, 8/1/02           866
     540  State of Wisconsin, Series 2,
           5.20%, 5/1/02                              543

Principal                 Security
 Amount                  Description                 Value
--------- ----------------------------------------- --------
          General Obligation (continued)
          -----------------------------------------
 $ 1,500  West Chester Township, Ohio, Fire
           Station, 3.14%, 6/19/02                  $  1,502
          ----------------------------------------- --------
          Total                                       26,804
          ----------------------------------------- --------
          Revenue Bonds (82.4%):
          -----------------------------------------
   1,900  Arden Hills, Minnesota, Housing &
           Health Care Facilities, Presbyterian
           Homes, Series A, 1.55%*, 9/1/29             1,900
   4,700  Breckinridge County, Kentucky,
           Association Counties Leasing Trust,
           1.41%*, 12/1/29                             4,700
   2,420  Burke County, Georgia, Pollution
           Control Revenue, Georgia Power
           Co., 1.60%*, 7/1/24                         2,420
   2,000  Clarke County, Virginia, Industrial
           Development Authority, Hospital
           Facilities, Winchester Medical
           Center, 1.45%*, 1/1/30
           (Callable 1/1/15 @ 100)                     2,000
   3,800  Clarksville, Tennessee, Public Building
           Authority, 1.50%*, 7/1/31                   3,800
   3,460  Crawfordsville, Indiana, Economic
           Development, Autumn Woods
           Apartments, Series A,
           1.42%*, 1/1/30
           (Callable 1/1/03 @ 100)                     3,460
   1,500  Delta County, Michigan, Economic
           Development, Mead Paper, Series C,
           1.50%*, 12/1/23                             1,500
   2,300  Denver, Colorado, City & County
           Airport, Sub-Series B, 1.35%*,
           12/1/20 (Callable 12/1/10 @ 100)            2,300
   7,405  Detroit, Michigan, Waterfront
           Reclamation, Series C,
           1.55%*, 5/1/09                              7,405
   3,720  Fayetteville, Arkansas, Public Facilities
           Board, Butterfield Trail Village,
           1.45%*, 9/1/27
           (Callable 9/1/02 @ 100)                     3,720
     615  Fayetteville, Arkansas, University Of
           Arkansas, 3.50%, 12/1/02                      623
   2,400  Galesburg, Illinois, Knox College,
           1.35%*, 7/1/24                              2,400
   4,000  Holland Creek, Colorado,
           1.30%*, 6/20/41                             4,000
   9,550  Hopedale, Illinois, Industrial
           Development, Hopedale Medical
           Foundation, 1.42%*, 5/1/09                  9,550
   1,000  Hudson School District, Wisconsin,
           1.75%, 11/5/02
           (Callable 6/5/02 @ 100)                     1,001

                                 - Continued -

Fifth Third Municipal Money Market Fund
Schedule of Portfolio Investments (continued)
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------

Principal               Security
 Amount                Description               Value
--------- ------------------------------------- --------
          Revenue Bonds (continued)
          -------------------------------------
 $ 3,650  Illinois, Development Finance
           Authority, WTVP Channel 47, Series
           A, 1.45%*, 9/1/22
           (Callable 9/1/08 @ 100)              $  3,650
   4,900  Illinois, Educational Facilities
           Authority, Field Museum of Natural
           History, 1.40%*, 11/1/25                4,900
   2,900  Illinois, Educational Facilities
           Authority, Lake County Family
           YMCA, 1.40%*, 11/1/30                   2,900
   5,000  Illinois, Rural Bond Bank, Public
           Project Construction, 3.75%, 9/1/02     5,034
   5,800  Indiana, Health Facilities Authority,
           1.35%*, 1/1/20
           (Callable 1/2/03 @ 100)                 5,800
   1,080  Indiana, Southwest Allen Multi School
           District, 4.00%, 1/15/03                1,101
   1,500  Indiana, State Development Financial
           Authority, Regional Council of
           Carpenters, 2.05%*, 9/1/31              1,500
   2,000  Indiana, State Educational Facilities
           Authority, Wesleyan University,
           1.45%*, 6/1/28
           (callable 6/1/02 @ 100)                 2,000
   1,200  Indianapolis, Indiana, Economic
           Development, Visiting Nurse
           Service Foundation, 1.45%*, 3/1/13
           (Callable 3/1/02 @ 100)                 1,200
     580  Indianapolis, Indiana, Local Public
           Improvement Board, Series D,
           2.75%, 7/1/02                             580
   5,100  Indianapolis, Indiana, State
           Development Finance Authority,
           Lutheran Educational Facilities
           Project, 1.45%*, 10/1/17                5,100
   1,500  Iowa, Financial Authority, Drake
           University Project, 1.55%*, 7/1/31      1,500
   8,615  Iowa, Higher Education Authority,
           Loras College, 1.45%*, 11/1/30          8,615
   1,350  Iowa, State Higher Education Loan
           Authority, Palmer Chiropractic
           University, 1.55%*, 4/1/27
           (Callable 4/1/02 @ 100)                 1,350
   1,000  Iowa, State School Improvement
           Program, Series B, 2.25%, 1/30/03       1,008
   2,250  Kentucky, State Turnpike Authority,
           Economic Road Development,
           5.70%, 1/1/03                           2,327
   1,500  Lake Villa, Illinois, Allendale
           Association, 1.55%*, 10/1/26            1,500
   3,000  Lauderdale, Minnesota, Childrens
           Home Society, 1.60%*, 12/1/30           3,000

Principal               Security
 Amount                Description                Value
--------- -------------------------------------- --------
          Revenue Bonds (continued)
          --------------------------------------
 $ 3,900  Los Angeles, California, Regional
           Airport Improvement Corp., Los
           Angeles International Airport,
           American Airlines, Series A,
           1.46%*, 12/1/24                       $  3,900
   3,300  Macon County, Illinois, Millikin
           University, 1.45%*, 10/1/31,
           (Callable 10/1/06 @ 100)                 3,300
   1,500  Maryland, Health & Higher Education
           Facilities, University of Maryland
           Medical System, 1.45%*, 7/1/24
           (Callable 3/1/02 @ 100)                  1,500
   2,000  Michigan, State Hospital Finance
           Authority, Health Equipment Loan
           Program, Series B, 1.26%*, 5/1/30        2,000
   4,040  Michigan, State Hospital Finance
           Authority, Mt. Clemens General
           Hospital, 1.30%*, 8/15/15
           (Callable 8/15/02 @ 100)                 4,040
   1,900  Michigan, State Hospital Finance
           Authority, Mt. Clemens General
           Hospital, 1.45%*, 3/1/15
           (Callable 3/1/06 @ 100)                  1,900
   1,520  Michigan, State Housing Development
           Authority, Rental Housing, Series B,
           1.25%*, 4/1/19
           (Callable 4/1/02 @ 100)                  1,520
   2,000  Michigan State Strategic Fund, Detroit
           Symphony, Series A, 1.45%*, 6/1/31       2,000
   1,200  Michigan State Strategic Fund, Fleet
           Engineers Project,
           1.55%*, 9/1/09, AMT                      1,200
   2,955  Michigan State Strategic Fund,
           Thermal Transfer Project,
           1.55%*, 9/1/22, AMT                      2,955
   5,000  Michigan State Strategic Fund, Van
           Andel Research Institute,
           1.35%*, 12/1/21                          5,000
     885  Michigan State Strategic Fund, Village
           at Fort Gratiot LLC, 1.50%*, 2/15/34       885
   1,300  Milwaukee County, Wisconsin,
           Milwaukee Public Museum,
           1.45%*, 6/1/29                           1,300
   1,200  Milwaukee County, Wisconsin,
           Milwaukee Public Museum,
           1.45%*, 4/1/35                           1,200
   2,500  Minneapolis, Minnesota, Minnehaha
           Academy Project, 1.60%*, 5/1/26          2,500
   3,000  Minnesota, Higher Education Facilities
           Authority, St. Olaf College,
           1.45%*, 10/1/30                          3,000

                                 - Continued -

Fifth Third Municipal Money Market Fund
Schedule of Portfolio Investments (continued)
January 31, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------

Principal               Security
 Amount                Description                Value
--------- -------------------------------------- --------
          Revenue Bonds (continued)
          --------------------------------------
 $ 2,070  Missouri, Development Financial
           Board, Infrastructure Facilities, St.
           Louis Convention Center, Series C,
           1.55%*, 12/1/20                       $  2,070
   2,100  Missouri, State Health & Education
           Facilities Authority, Drury College,
           1.55%*, 8/15/24
           (Callable 8/15/02 @ 100)                 2,100
   8,000  Montgomery County, Ohio, Economic
           Development, Benjamin & Marian
           Arts Center, Series A,
           1.55%*, 4/1/11                           8,000
   3,400  Montgomery County, Ohio, Economic
           Development, Dayton Art Institute,
           1.45%*, 5/1/26
           (Callable 5/1/07 @ 100)                  3,400
   2,000  Montgomery County, Ohio, Health
           Care Facilities, Community Blood
           Center, 1.55%*, 12/1/20                  2,000
     650  Montgomery County, Ohio, Health
           Care Facilities, United Cerebral
           Palsy Rehabilitation,
           1.55%*, 12/1/08                            650
   4,400  Naperville, Illinois, Heritage YMCA
           Group, 1.35%*, 12/1/29                   4,400
   3,000  North Carolina, Capital Facilities
           Finance Agency, NCA&T
           University, 1.35%*, 7/1/32
           (Callable 7/1/03 @ 100)                  3,000
   2,000  North Dakota, Rural Water Finance
           Corp., 2.63%, 11/15/02                   2,011
   5,100  Ohio, State Water Development
           Authority, Pollution Control
           Revenue, Cleveland Electric,
           Series B, 1.40%*, 8/1/20                 5,100
   4,700  Peoria, Illinois, Peoria Academy,
           1.55%*, 9/1/26                           4,700
   1,675  Rushville, Indiana, Economic
           Development, Flatrock River Lodge,
           Series A, 1.47%*, 7/1/16
           (Callable 7/1/02 @ 100)                  1,675
   1,000  Seattle, Washington, Municipal Sewer,
           Series Y, 5.20%, 1/1/03                  1,029
     800  Toledo, Ohio, City Services Special
           Assessment, 2.25%*, 12/1/03                800
   2,000  University of Michigan, Medical
           Service Plan, Series A-1,
           1.50%*, 12/1/21                          2,000
   5,800  University of Michigan, University
           Revenue, Series A-2,
           1.50%*, 12/1/24
           (Callable 12/1/22 @ 100)                 5,800

Shares or
Principal                Security
 Amount                 Description                 Value
--------- ---------------------------------------- --------
          Revenue Bonds (continued)
          ----------------------------------------
$  6,100  Valdez, Alaska, Marine Terminal,
           ExxonMobil, 1.40%*, 12/1/29             $  6,100
   1,875  Vincinnes, Indiana, Economic
           Development, Lodge Of The
           Wabash, 1.47%*, 7/1/15
           (Callable 7/1/02 @ 100)                    1,875
     500  Washington, Missouri, Public Facility
           Authority Leasehold, 3.75%, 6/1/02           501
   1,450  Washington, State Economic
           Development Finance Authority,
           Pioneer Human Services Project,
           Series H, 1.55%*, 9/1/18                   1,450
   3,000  West Allis, Wisconsin, State Fair Park
           Exposition Center, 1.40%*, 8/1/28          3,000
   1,720  Winnebago County, Illinois, Health
           Care Facilities, Crusader Clinic,
           1.42%*, 1/1/17
           (Callable 1/1/03 @ 100)                    1,720
   3,000  Wisconsin, Rural Water Construction,
           Series B, 2.63%, 12/1/02                   3,015
   2,400  Wisconsin, State Health Care Facilities,
           Franciscan Health Care, Series A-2,
           1.37%*, 1/1/16
           (Callable 3/1/02 @ 100)                    2,400
   8,250  Wisconsin, State Health Facilities,
           Riverview Hospital Association,
           1.55%*, 10/1/30
           (Callable 10/1/04 @ 100)                   8,250
          ---------------------------------------- --------
          Total                                     219,090
          ---------------------------------------- --------
          Total Municipal Bonds                     245,894
          ---------------------------------------- --------
Cash Equivalents (0.4%):
 108,597  AIM Tax Free Money Market Fund                109
 500,435  Dreyfus Tax Exempt Money Market
           Fund                                         500
 531,797  Federated Tax Exempt Money Market
           Fund                                         532
          ---------------------------------------- --------
          Total Cash Equivalents                      1,141
          ---------------------------------------- --------
          Total Investments (Cost $266,310)
          (a) - 100.1%                              266,310
          ---------------------------------------- --------
          Liabilities in excess of other
          assets - (0.1)%                              (218)
          ---------------------------------------- --------
          NET ASSETS - 100.0%                      $266,092
          ---------------------------------------- --------

(a)  Also represents cost for federal income tax purposes.
* Variable rate security. Rate presented represents rate in effect at January 31, 2002. Maturity date reflects actual maturity date.
**   Effective yield at purchase

AMT--Alternative Minimum Tax

     (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Assets and Liabilities
January 31, 2002
(Unaudited)
(Amounts in thousands except per share amounts)

--------------------------------------------------------------------------------


                                                         Prime     Institutional  Institutional    Government
                                                      Money Market Money Market  Government Money Money Market
                                                          Fund         Fund        Market Fund        Fund
                                                      ------------ ------------- ---------------- ------------
Assets:
Investments, at cost                                   $2,115,489    $131,757        $362,555       $550,630
Repurchase agreements, at cost                            138,111      30,000          90,078             --
                                                       ----------    --------        --------       --------
  Total Investments                                     2,253,600     161,757         452,633        550,630
                                                       ----------    --------        --------       --------
Interest receivable                                        13,717       1,063           2,734          3,319
Receivable for Fund shares issued                             448          --              --             --
Prepaid expenses and other assets                             193          --              --            218
                                                       ----------    --------        --------       --------
  Total Assets                                          2,267,958     162,820         455,367        554,167
                                                       ----------    --------        --------       --------
Liabilities:
Dividends payable                                           2,984         225             722            611
Payable for investments purchased                          19,041          --              --         20,000
Payable for Fund shares redeemed                              178          --              --             --
Accrued expenses and other payables:
  Payable to Advisor and affiliates                           799          10             126            193
  Distribution fees                                            65          --              --             46
  Other                                                        --          15              57             --
                                                       ----------    --------        --------       --------
  Total Liabilities                                        23,067         250             905         20,850
                                                       ----------    --------        --------       --------
Net Assets:
Paid-in Capital                                        $2,244,861    $162,569        $454,461       $533,270
Accumulated net investment income                               6          --               2            421
Accumulated net realized gains (losses) on investment
 transactions                                                  24           1              (1)          (374)
                                                       ----------    --------        --------       --------
  Net Assets                                           $2,244,891    $162,570        $454,462       $533,317
                                                       ==========    ========        ========       ========
Net assets:
  Institutional Shares                                 $1,741,900    $162,570        $454,462       $273,030
  Investment A Shares                                     501,196          --              --        260,287
  Investment B Shares                                       1,794          --              --             --
  Advisor Shares                                                1          --              --             --
                                                       ----------    --------        --------       --------
  Total                                                $2,244,891    $162,570        $454,462       $533,317
                                                       ==========    ========        ========       ========
Outstanding units of beneficial interest (shares)
  (Unlimited number of shares authorized, no par
   value):
  Institutional Shares                                  1,741,927     162,569         454,462        272,994
  Investment A Shares                                     501,190          --              --        260,294
  Investment B Shares                                       1,794          --              --             --
  Advisor Shares                                                1          --              --             --
                                                       ----------    --------        --------       --------
  Total                                                 2,244,912     162,569         454,462        533,288
                                                       ==========    ========        ========       ========
Net Asset Value
Offering and redemption price per share-
Institutional Shares, Investment A Shares, Investment
 B Shares and Advisor Shares*                          $     1.00    $   1.00        $   1.00       $   1.00
                                                       ==========    ========        ========       ========

--------
* Redemption price per share for Investment B Shares varies by length of time the shares are held.

      (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Assets and Liabilities (continued)
January 31, 2002
(Unaudited)
(Amounts in thousands except per share amounts)

--------------------------------------------------------------------------------


                                                           U.S. Treasury Michigan Municipal  Municipal
                                                           Money Market     Money Market    Money Market
                                                               Fund             Fund            Fund
                                                           ------------- ------------------ ------------
Assets:
Investments, at cost                                        $  423,734        $288,189        $266,310
Repurchase agreements, at cost                                 658,065              --              --
                                                            ----------        --------        --------
  Total Investments                                          1,081,799         288,189         266,310
                                                            ----------        --------        --------
Cash                                                                 1              --             186
Interest receivable                                              4,071           1,116             861
Prepaid expenses and other assets                                  211              --              46
                                                            ----------        --------        --------
  Total Assets                                               1,086,082         289,305         267,403
                                                            ----------        --------        --------
Liabilities:
Payable to custodian                                                --              10              --
Dividends payable                                                1,460             306             284
Payable for investments purchased                                   --              --           1,001
Accrued expenses and other payables:
  Payable to Advisor and affiliates                                239             103              23
  Distribution fees                                                 --              --               3
  Other                                                             --              16              --
                                                            ----------        --------        --------
  Total Liabilities                                              1,699             435           1,311
                                                            ----------        --------        --------
Net Assets:
Paid-in Capital                                             $1,084,331        $288,889        $266,108
Accumulated net investment income                                  247               1              --
Accumulated net realized losses on investment transactions        (195)            (20)            (16)
                                                            ----------        --------        --------
  Net Assets                                                $1,084,383        $288,870        $266,092
                                                            ==========        ========        ========
Net assets:
  Institutional Shares                                      $1,084,383        $288,678        $219,617
  Investment A Shares                                               --             192          46,475
                                                            ----------        --------        --------
  Total                                                     $1,084,383        $288,870        $266,092
                                                            ==========        ========        ========
Outstanding units of beneficial interest (shares)
  (Unlimited number of shares authorized, no par value):
  Institutional Shares                                       1,084,337         288,674         219,622
  Investment A Shares                                               --             193          46,490
                                                            ----------        --------        --------
  Total                                                      1,084,337         288,867         266,112
                                                            ==========        ========        ========
Net Asset Value
Offering and redemption price per share-
Institutional Shares and Investment A Shares                $     1.00        $   1.00        $   1.00
                                                            ==========        ========        ========

      (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Operations
For the Six months ended January 31, 2002
(Unaudited)
(Amounts in thousands)

--------------------------------------------------------------------------------


                                                     Prime     Institutional  Institutional    Government
                                                  Money Market Money Market  Government Money Money Market
                                                      Fund         Fund        Market Fund        Fund
                                                  ------------ ------------- ---------------- ------------
Investment Income:
Interest                                            $23,418       $1,207          $6,437         $7,072
Dividend                                              1,604          105             512            348
                                                    -------       ------          ------         ------
  Total Investment Income                            25,022        1,312           6,949          7,420
                                                    -------       ------          ------         ------
Expenses:
Investment advisory fees                              3,507          189             956          1,040
Administration fees                                     983           83             424            243
Distribution services--Investment A Shares (a)          558           --               4            325
Distribution services--Investment B Shares                8           --              --             --
Other expenses                                          846           40             184            370
                                                    -------       ------          ------         ------
  Total Expenses                                      5,902          312           1,568          1,978
  Less: Waiver and/or reimbursement from Advisor
        and/or affiliates                              (540)        (208)           (566)           (63)
        Distribution services--Investment A Shares       --           --              --            (65)
                                                    -------       ------          ------         ------
  Net Expenses                                        5,362          104           1,002          1,850
                                                    -------       ------          ------         ------
  Net Investment Income                              19,660        1,208           5,947          5,570
Net realized gains from investment transactions          25            1              --             --
                                                    -------       ------          ------         ------
Change in net assets resulting from operations      $19,685       $1,209          $5,947         $5,570
                                                    =======       ======          ======         ======

--------
(a) Investment A Shares of the Intitutional Government Money Market Fund were merged into Institutional Shares effective October 29, 2001.

      (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Operations (continued)
For the Six months ended January 31, 2002
(Unaudited)
(Amounts in thousands)

--------------------------------------------------------------------------------

                                                                    U.S. Treasury Michigan Municipal  Municipal
                                                                    Money Market     Money Market    Money Market
                                                                        Fund             Fund            Fund
                                                                    ------------- ------------------ ------------
Investment Income:
Interest                                                               $14,168          $3,246          $2,639
Dividend                                                                   441             120             102
                                                                       -------          ------          ------
  Total Investment Income                                               14,609           3,366           2,741
                                                                       -------          ------          ------
Expenses:
Investment advisory fees                                                 2,151             609             675
Administration fees                                                        493             270             125
Distribution services--Investment A Shares                                  --              --              56
Other expenses                                                             595              89             246
                                                                       -------          ------          ------
  Total Expenses                                                         3,239             968           1,102
  Less: Waiver and/or reimbursement from Advisor and/or affiliates      (1,091)           (144)           (608)
        Distribution services--Investment A Shares                          --              --             (40)
                                                                       -------          ------          ------
  Net Expenses                                                           2,148             824             454
                                                                       -------          ------          ------
  Net Investment Income                                                 12,461           2,542           2,287
                                                                       -------          ------          ------
Change in net assets resulting from operations                         $12,461          $2,542          $2,287
                                                                       =======          ======          ======

      (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Changes in Net Assets
(Amounts in thousands)

--------------------------------------------------------------------------------


                                                     Prime                           Institutional
                                                 Money Market                         Money Market
                                                     Fund                                 Fund
                                         ----------------------------  -----------------------------------------
                                         Six months ended Year ended   Six months ended Period ended Period ended
                                           January 31,     July 31,      January 31,      July 31,   December 31,
                                             2002 (a)      2001 (b)        2002 (a)       2001 (c)     2000 (d)
                                         ---------------- -----------  ---------------- ------------ ------------
Increase in Net Assets:
Operations:
Net investment income                      $    19,660    $    46,471     $   1,208      $   1,721    $   2,224
Net realized gains from investment
 transactions                                       25             11             1             --           --
                                           -----------    -----------     ---------      ---------    ---------
  Change in net assets resulting from
   operations                                   19,685         46,482         1,209          1,721        2,224
                                           -----------    -----------     ---------      ---------    ---------
Distributions to Institutional
 Shareholders:
  From net investment income                   (14,866)       (32,416)       (1,208)        (1,721)      (2,224)
Distributions to Investment A
 Shareholders:
  From net investment income                    (4,784)       (14,037)           --             --           --
Distributions to Investment B
 Shareholders:
  From net investment income                       (10)           (18)           --             --           --
                                           -----------    -----------     ---------      ---------    ---------
  Change in net assets from shareholder
   distributions                               (19,660)       (46,471)       (1,208)        (1,721)      (2,224)
                                           -----------    -----------     ---------      ---------    ---------
Fund Share (Principal) Transactions:
Proceeds from shares issued                  1,961,544      2,430,695       322,716        154,360      156,830
Proceeds from shares issued in merger          755,305             --            --             --           --
Dividends reinvested                             6,321         16,357           242             --           --
Cost of shares redeemed                     (1,637,592)    (2,011,271)     (232,167)      (130,526)    (108,886)
                                           -----------    -----------     ---------      ---------    ---------
  Change in net assets from Fund share
   transactions                              1,085,578        435,781        90,791         23,834       47,944
                                           -----------    -----------     ---------      ---------    ---------
  Change in net assets                       1,085,603        435,792        90,792         23,834       47,944
Net Assets:
  Beginning of period                        1,159,288        723,496        71,778         47,944           --
                                           -----------    -----------     ---------      ---------    ---------
  End of period                            $ 2,244,891    $ 1,159,288     $ 162,570      $  71,778    $  47,944
                                           ===========    ===========     =========      =========    =========
  Accumulated Net Investment Income        $         6    $         6     $      --      $      --    $      --
                                           ===========    ===========     =========      =========    =========

--------
(a) Unaudited.
(b) Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001 for Investment B Shares.
(c) For the period from January 1, 2001 through July 31, 2001.
(d) For the period from April 11, 2000 (commencement of operations) to December 31, 2000.

      (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

--------------------------------------------------------------------------------

                                                  Institutional Government                  Government
                                                        Money Market                       Money Market
                                                            Fund                               Fund
                                         -----------------------------------------  --------------------------
                                         Six months ended Period ended  Year ended  Six months ended Year ended
                                           January 31,      July 31,   December 31,   January 31,     July 31,
                                             2002 (a)       2001 (b)       2000         2002 (a)        2001
                                         ---------------- ------------ ------------ ---------------- ----------
Increase in Net Assets:
Operations:
Net investment income                       $   5,947      $  11,042    $  16,450      $   5,570     $  24,440
Net realized gains from investment
 transactions                                      --             --           --             --            19
                                            ---------      ---------    ---------      ---------     ---------
  Change in net assets resulting from
   operations                                   5,947         11,042       16,450          5,570        24,459
                                            ---------      ---------    ---------      ---------     ---------
Distributions to Institutional
 Shareholders:
  From net investment income                   (5,892)       (10,403)     (16,437)        (2,904)      (11,882)
Distributions to Investment A
 Shareholders (c) :
  From net investment income                      (55)          (639)         (13)        (2,666)      (12,560)
                                            ---------      ---------    ---------      ---------     ---------
  Change in net assets from shareholder
   distributions                               (5,947)       (11,042)     (16,450)        (5,570)      (24,442)
                                            ---------      ---------    ---------      ---------     ---------
Fund Share (Principal) Transactions:
Proceeds from shares issued                   938,149        850,422      866,163        315,996       556,012
Dividends reinvested                            3,715          5,175        8,190          3,280        13,253
Cost of shares redeemed                      (933,418)      (721,177)    (778,278)      (272,839)     (558,585)
                                            ---------      ---------    ---------      ---------     ---------
  Change in net assets from Fund share
   transactions                                 8,446        134,420       96,075         46,437        10,680
                                            ---------      ---------    ---------      ---------     ---------
  Change in net assets                          8,446        134,420       96,075         46,437        10,697
Net Assets:
  Beginning of period                         446,016        311,596      215,521        486,880       476,183
                                            ---------      ---------    ---------      ---------     ---------
  End of period                             $ 454,462      $ 446,016    $ 311,596      $ 533,317     $ 486,880
                                            =========      =========    =========      =========     =========
  Accumulated Net Investment Income         $       2      $       2    $       2      $     421     $     421
                                            =========      =========    =========      =========     =========

--------
(a)  Unaudited.
(b)  For the period from January 1, 2001 through July 31, 2001.
(c) Investment A Shares of the Institutional Government Money Market Fund were merged into Institutional Shares effective October 29, 2001.

      (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

--------------------------------------------------------------------------------

                                         U.S. Treasury               Michigan Municipal                 Municipal
                                         Money Market                   Money Market                   Money Market
                                             Fund                           Fund                           Fund
                                    ----------------------  ------------------------------------  ---------------------
                                    Six months              Six months                            Six months
                                       ended    Year ended     ended    Period ended  Year ended     ended    Year ended
                                    January 31,  July 31,   January 31,   July 31,   December 31, January 31,  July 31,
                                     2002 (a)      2001      2002 (a)     2001 (b)       2000      2002 (a)      2001
                                    ----------- ----------  ----------- ------------ ------------ ----------- ----------
Increase/(Decrease) in Net Assets:
Operations:
Net investment income               $   12,461  $   51,275   $  2,542     $  5,177     $ 10,391    $  2,287    $  5,942
Net realized losses from investment
 transactions                               --          --         --           (9)          --          --          (3)
                                    ----------  ----------   --------     --------     --------    --------    --------
  Change in net assets resulting
   from operations                      12,461      51,275      2,542        5,168       10,391       2,287       5,939
                                    ----------  ----------   --------     --------     --------    --------    --------
Distributions to Institutional
 Shareholders:
  From net investment income           (12,461)    (51,275)    (2,540)      (5,174)     (10,379)     (1,925)     (4,767)
Distributions to Investment A
 Shareholders:
  From net investment income                --          --         (2)          (3)         (12)       (362)     (1,175)
                                    ----------  ----------   --------     --------     --------    --------    --------
  Change in net assets from
   shareholder distributions           (12,461)    (51,275)    (2,542)      (5,177)     (10,391)     (2,287)     (5,942)
                                    ----------  ----------   --------     --------     --------    --------    --------
  Change in net assets from Fund
   share transactions                   25,976     186,750    (28,888)      22,388        2,102      34,843     100,564
                                    ----------  ----------   --------     --------     --------    --------    --------
  Change in net assets                  25,976     186,750    (28,888)      22,379        2,102      34,843     100,561
Net Assets:
  Beginning of period                1,058,407     871,657    317,758      295,379      293,277     231,249     130,688
                                    ----------  ----------   --------     --------     --------    --------    --------
  End of period                     $1,084,383  $1,058,407   $288,870     $317,758     $295,379    $266,092    $231,249
                                    ==========  ==========   ========     ========     ========    ========    ========
  Accumulated Net Investment
   Income                           $      247  $      247   $      1     $      1     $      1    $     --    $     --
                                    ==========  ==========   ========     ========     ========    ========    ========

--------
(a) Unaudited.
(b) For the period from January 1, 2001 through July 31, 2001.


      (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Notes to Financial Statements
January 31, 2002
(Unaudited)

--------------------------------------------------------------------------------


(1) Organization

The Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At January 31, 2002, the Trust consisted of thirty-one separate investment portfolios.

The accompanying financial statements relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

Portfolio Name*
---------------

Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Institutional Government Money Market Fund ("Institutional
  Government Money Market Fund")
Fifth Third Government Money Market Fund ("Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal Money
  Market Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")
--------
* Refer to footnote (2) Reorganization for former Fund names. The Municipal Money Market Fund changed its name from the Tax Exempt Money Market Fund.

The Prime Money Market Fund offers four classes of shares: Institutional Shares, Investment A Shares, Investment B Shares, and Advisor Shares. The Government Money Market Fund, Michigan Municipal Money Market Fund and the Municipal Money Market Fund offer two classes of shares: Institutional Shares and Investment A Shares. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) fees paid by the Investment A Shares, Investment B Shares and Advisor Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. The Institutional Money Market Fund, Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund offer only Institutional Shares.

(2) Reorganization

The Trust entered into an Agreement and Plan of Reorganization with the Kent Funds pursuant to which all of the assets and liabilities of each Kent Fund transferred to a corresponding Fifth Third Fund in exchange for shares of the Fifth Third Fund. Each Kent Fund listed below transferred all of its assets and liabilities to the corresponding Fifth Third Fund identified opposite its name in exchange for shares of such Fifth Third Fund:

Kent Funds                                  Fifth Third Funds
----------                                  -------------------------------------------
Kent Money Market Fund                      Fifth Third Prime Money Market Fund
Lyon Street Institutional Money Market Fund Fifth Third Institutional Money Market Fund
Kent Government Money Market Fund           Fifth Third Institutional Government Money
                                              Market Fund
Kent Michigan Municipal Money Market Fund   Fifth Third Michigan Municipal Money Market
                                              Fund

The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on October 29, 2001 and was approved by shareholders of the Kent Funds at the Special Meeting of Shareholders held on July 27, 2001. The following is a summary of shares outstanding, net assets, net asset values per share immediately before and after the reorganization:

Fifth Third Funds
Notes to Financial Statements (continued)
January 31, 2002
(Unaudited)

--------------------------------------------------------------------------------


Reorganization (Amounts in thousands):

                                                        Institutional Shares     Investment A Shares   Investment B Shares
                                                     -------------------------- ---------------------- -------------------
                                                                           Net                    Net                 Net
                                                                  Net     Asset           Net    Asset         Net   Asset
                                                      Shares     Assets   Value Shares   Assets  Value Shares Assets Value
                                                     --------- ---------- ----- ------- -------- ----- ------ ------ -----
Kent Money Market Fund (a)                             753,894 $  753,884 $1.00   1,420 $  1,420 $1.00    --  $   -- $  --
Fifth Third Prime Money Market Fund (a)                805,648 $  805,649  1.00 422,463 $422,475  1.00 1,579  $1,579  1.00
                                                     --------- ---------- ----- ------- -------- ----- -----  ------ -----
Fifth Third Prime Money Market Fund (b)(c)           1,559,542 $1,559,533 $1.00 423,883 $423,895 $1.00 1,579  $1,579 $1.00
--------------------------------------------------------------------------------------------------------------------------
Kent Lyon St. Institutional Money Market Fund (a)       98,247 $   98,247 $1.00      -- $     -- $  --    --  $   -- $  --
Fifth Third Institutional Money Market Fund (a)             --         --    --      --       --    --    --      --    --
                                                     --------- ---------- ----- ------- -------- ----- -----  ------ -----
Fifth Third Institutional Money Market Fund (b)         98,247 $   98,247 $1.00      -- $     -- $  --    --  $   -- $  --
--------------------------------------------------------------------------------------------------------------------------
Kent Government Money Market Fund (a)                  454,591 $  454,590 $1.00      -- $     -- $  --    --  $   -- $  --
Fifth Third Institutional Government Money Market
 Fund (a)                                                   --         --    --      --       --    --    --      --    --
                                                     --------- ---------- ----- ------- -------- ----- -----  ------ -----
Fifth Third Institutional Government Money Market
 Fund (b)                                              454,591 $  454,590 $1.00      -- $     -- $  --    --  $   -- $  --
--------------------------------------------------------------------------------------------------------------------------
Kent Michigan Municipal Money Market Fund (a)          296,912 $  296,915 $1.00     204 $    204 $1.00    --  $   -- $  --
Fifth Third Michigan Municipal Money Market Fund (a)        --         --    --      --       --    --    --      --    --
                                                     --------- ---------- ----- ------- -------- ----- -----  ------ -----
Fifth Third Michigan Municipal Money Market Fund (b)   296,912 $  296,915 $1.00     204 $    204 $1.00    --  $   -- $  --
--------------------------------------------------------------------------------------------------------------------------

(a) Before reorganization.
(b) After reorganization.
(c) The Fifth Third Prime Money Market Fund retained the investment objective and financial history of the Fifth Third Prime Money Market Fund after the reorganization.

Fifth Third Funds
Notes to Financial Statements (continued)
January 31, 2002
(Unaudited)

--------------------------------------------------------------------------------


(3) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

A. Securities Valuations--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security.

B. Repurchase Agreements--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. Repurchase agreements held at January 31, 2002 were collateralized by U.S. Government Agency and Treasury securities.

C. Securities Transactions and Related Income--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization or accretion of the premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

D. When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E. Expenses--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in a certain Share class will pay the expenses directly attributable to that Share class.

F. Dividends to Shareholders--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

G. Federal Taxes--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gain sufficient to relieve it from all, or substantially all, federal income taxes.

Fifth Third Funds
Notes to Financial Statements (continued)
January 31, 2002
(Unaudited)

--------------------------------------------------------------------------------


(4) Shares of Beneficial Interest

Transactions in Fund shares were as follows (Amounts in thousands):

                                                                                                  CAPITAL TRANSACTIONS:
                                                           ------------------------------------------------------------
                                                                               Institutional Shares
                                                           ------------------------------------------------------------
                                                                        Shares
                                                                        issued                                 Total
                                                             Shares       in       Dividends    Shares     Institutional
                                                             issued     merger     reinvested  redeemed       Shares
-------------------------------------------------------------------------------------------------------------------------
Prime Money Market   Fund
Six months ended January 31, 2002 (a)                      $ 1,568,708 $753,884      $1,191   $(1,384,075)   $939,708
Year ended July 31, 2001 (b)                                 2,021,221       --       2,383    (1,729,848)    293,756
-------------------------------------------------------------------------------------------------------------------------
Institutional Money   Market Fund
Six months ended January 31, 2002 (a)                          322,716       --         242      (232,167)     90,791
Period ended July 31, 2001 (c)                                 154,360       --          --      (130,526)     23,834
Period ended December 31, 2000 (d)                             156,830       --          --      (108,886)     47,944
-------------------------------------------------------------------------------------------------------------------------
Institutional   Government Money Market Fund
Six months ended January 31, 2002 (a)                          918,198      123(e)    3,660      (877,797)     44,184
Period ended July 31, 2001 (c)                                 693,073       --       5,173      (597,679)    100,567
Year ended December 31, 2000                                   864,139       --       8,186      (778,015)     94,310
-------------------------------------------------------------------------------------------------------------------------
Government Money   Market Fund
Six months ended January 31, 2002 (a)                          176,608       --         157      (142,550)     34,215
Year ended July 31, 2001                                       346,442       --         276      (319,698)     27,020
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money   Market Fund
Six months ended January 31, 2002 (a)                        1,180,904       --       1,471    (1,156,399)     25,976
Year ended July 31, 2001                                     2,620,643       --       6,024    (2,439,917)    186,750
-------------------------------------------------------------------------------------------------------------------------
Michigan Municipal   Money Market Fund
Six months ended January 31, 2002 (a)                          247,932       --       1,262      (278,060)    (28,866)
Period ended July 31, 2001 (c)                                 210,377       --         291      (188,334)     22,334
Year ended December 31, 2000                                   323,978       --         336      (321,715)      2,599
-------------------------------------------------------------------------------------------------------------------------
Municipal Money   Market Fund
Six months ended January 31, 2002 (a)                          216,315       --         203      (187,170)     29,348
Year ended July 31, 2001                                       443,701       --         523      (354,948)     89,276
-------------------------------------------------------------------------------------------------------------------------

                                                           --------------------------------------------------------
                                                                             Investment A Shares
                                                           -------------------------------------------------------
                                                                    Shares                                 Total
                                                                    issued                               Investment
                                                            Shares    in   Dividends   Shares                A
                                                            issued  merger reinvested redeemed             Shares
-------------------------------------------------------------------------------------------------------------------
Prime Money Market   Fund
Six months ended January 31, 2002 (a)                      $391,508 $1,421  $  5,119  $(252,952)         $ 145,096
Year ended July 31, 2001 (b)                                374,353     --    13,964   (247,313)           141,004
-------------------------------------------------------------------------------------------------------------------
Institutional Money   Market Fund
Six months ended January 31, 2002 (a)                            --     --        --         --                 --
Period ended July 31, 2001 (c)                                   --     --        --         --                 --
Period ended December 31, 2000 (d)                               --     --        --         --                 --
-------------------------------------------------------------------------------------------------------------------
Institutional   Government Money Market Fund
Six months ended January 31, 2002 (a)                        19,828     --        55    (55,621)           (35,738)
Period ended July 31, 2001 (c)                              157,349     --         2   (123,498)            33,853
Year ended December 31, 2000                                  2,024     --         4       (263)             1,765
-------------------------------------------------------------------------------------------------------------------
Government Money   Market Fund
Six months ended January 31, 2002 (a)                       139,388     --     3,123   (130,289)            12,222
Year ended July 31, 2001                                    209,570     --    12,977   (238,887)           (16,340)
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money   Market Fund
Six months ended January 31, 2002 (a)                            --     --        --         --                 --
Year ended July 31, 2001                                         --     --        --         --                 --
-------------------------------------------------------------------------------------------------------------------
Michigan Municipal   Money Market Fund
Six months ended January 31, 2002 (a)                           157     --         2       (181)               (22)
Period ended July 31, 2001 (c)                                  207     --         3       (156)                54
Year ended December 31, 2000                                  3,739     --        14     (4,250)              (497)
-------------------------------------------------------------------------------------------------------------------
Municipal Money   Market Fund
Six months ended January 31, 2002 (a)                        42,219     --       383    (37,107)             5,495
Year ended July 31, 2001                                     96,745     --     1,148    (86,605)            11,288
-------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Notes to Financial Statements (continued)
January 31, 2002
(Unaudited)

--------------------------------------------------------------------------------


                                                      CAPITAL TRANSACTIONS, continued:
                                ----------------------------------------------------------------------------
                                           Investment B Shares                      Advisor Shares
                                ----------------------------------------- ----------------------------------
                                                                 Total                                            Total net
                                                               Investment                             Total  increase/(decrease)
                                 Shares  Dividends   Shares        B      Shares Dividends   Shares  Advisor    from capital
                                 issued  reinvested redeemed     Shares   issued reinvested redeemed Shares     transactions
--------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund
Six months ended
 January 31, 2002 (a)           $  1,327    $11     $    (565)  $   773    $ 1       --        --      $ 1       $1,085,578
Year ended July 31, 2001 (b)      35,121     10       (34,110)    1,021     --       --        --       --          435,781
--------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund
Six months ended
 January 31, 2002 (a)                 --     --            --        --     --       --        --       --           90,791
Period ended July 31, 2001 (c)        --     --            --        --     --       --        --       --           23,834
Period ended
 December 31, 2000 (d)                --     --            --        --     --       --        --       --           47,944
--------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money
 Market Fund
Six months ended
 January 31, 2002 (a)                 --     --            --        --     --       --        --       --            8,446
Period ended July 31, 2001 (c)        --     --            --        --     --       --        --       --          134,420
Year ended
 December 31, 2000                    --     --            --        --     --       --        --       --           96,075
--------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund
Six months ended
 January 31, 2002 (a)                 --     --            --        --     --       --        --       --           46,437
Year ended July 31, 2001              --     --            --        --     --       --        --       --           10,680
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund
Six months ended
 January 31, 2002 (a)                 --     --            --        --     --       --        --       --           25,976
Year ended July 31, 2001              --     --            --        --     --       --        --       --          186,750
--------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market
 Fund
Six months ended
 January 31, 2002 (a)                 --     --            --        --     --       --        --       --          (28,888)
Period ended
 July 31, 2001 (c)                    --     --            --        --     --       --        --       --           22,388
Year ended
 December 31, 2000                    --     --            --        --     --       --        --       --            2,102
--------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund
Six months ended
 January 31, 2002 (a)                 --     --            --        --     --       --        --       --           34,843
Year ended July 31, 2001              --     --            --        --     --       --        --       --          100,564
--------------------------------------------------------------------------------------------------------------------------------

(a) Unaudited.
(b) Reflects the period from October 11, 2000 (date of commencement of operations for Investment B Shares) to July 31, 2001.
(c) For the period from January 1, 2001 through July 31, 2001.
(d) Reflects the period from April 11, 2000 (date of commencement of operations) to December 31, 2000.
(e) Investment A Shares of the Institutional Government Money Market Fund were merged into Institutional Shares effective October 29, 2001.

Fifth Third Funds
Notes to Financial Statements (continued)
January 31, 2002
(Unaudited)

--------------------------------------------------------------------------------


                                                                   SHARE TRANSACTIONS:
                         -------------------------------------------------------------------------------------------------------
                                           Institutional Shares                                 Investment A Shares
                         --------------------------------------------------------  ---------------------------------------------
                                   Shares                                                  Shares                        Total
                                   issued                                Total             issued                      Investment
                          Shares     in       Dividends    Shares    Institutional Shares    in   Dividends   Shares       A
                          issued   merger     reinvested  redeemed      Shares     issued  merger reinvested redeemed    Shares
---------------------------------------------------------------------------------------------------------------------------------
Prime Money Market
Fund
Six months ended
 January 31, 2002 (a)    1,570,486 753,894      1,191    (1,385,829)    939,742    391,511 1,420     5,119   (252,947)  145,103
Year ended
 July 31, 2001 (b)       2,021,221      --      2,383    (1,729,848)    293,756    374,353    --    13,964   (247,313)  141,004
---------------------------------------------------------------------------------------------------------------------------------
Institutional Money
Market Fund
Six months ended
 January 31, 2002 (a)      322,716      --        242      (232,167)     90,791         --    --        --         --        --
Period ended
 July 31, 2001 (c)         154,360      --         --      (130,526)     23,834         --    --        --         --        --
Period ended
 December 31, 2000 (d)     156,830      --         --      (108,886)     47,944         --    --        --         --        --
---------------------------------------------------------------------------------------------------------------------------------
Institutional
Government Money
Market Fund
Six months ended
 January 31, 2002 (a)      918,197     123(e)   3,660      (877,797)     44,183     19,828    --        55    (55,621)  (35,738)
Period ended
 July 31, 2001 (c)         693,073      --      5,173      (597,679)    100,567    157,349    --         2   (123,498)   33,853
Year ended
 December 31, 2000         864,139      --      8,186      (778,015)     94,310      2,024    --         4       (263)    1,765
---------------------------------------------------------------------------------------------------------------------------------
Government Money
Market Fund
Six months ended
 January 31, 2002 (a)      176,608      --        157      (142,550)     34,215    139,389    --     3,123   (130,289)   12,223
Year ended July 31, 2001   346,442      --        276      (319,698)     27,020    209,570    --    12,977   (238,887)  (16,340)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money
Market Fund
Six months ended
 January 31, 2002 (a)    1,180,904      --      1,476    (1,156,399)     25,981         --    --        --         --        --
Year ended July 31, 2001 2,620,643      --      6,024    (2,439,909)    186,758         --    --        --         --        --
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal
Money Market Fund
Six months ended
 January 31, 2002 (a)      247,932      --      1,262      (278,060)    (28,866)       157    --         2       (181)      (22)
Period ended
 July 31, 2001 (c)         210,377      --        291      (188,334)     22,334        207    --         3       (156)       54
Year ended
 December 31, 2000         323,978      --        336      (321,715)      2,599      3,739    --        14     (4,250)     (497)
---------------------------------------------------------------------------------------------------------------------------------
Municipal Money
Market Fund
Six months ended
 January 31, 2002 (a)      216,315      --        203      (187,170)     29,348     42,219    --       383    (37,107)    5,495
Year ended July 31, 2001   443,701      --        523      (354,948)     89,276     96,745    --     1,148    (86,603)   11,290
---------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Notes to Financial Statements (continued)
January 31, 2002
(Unaudited)

--------------------------------------------------------------------------------


                                                  SHARE TRANSACTIONS, continued:
                             ------------------------------------------------------------------------
                                      Investment B Shares                    Advisor Shares
                             ------------------------------------- ----------------------------------
                                                          Total                                            Total net
                                                        Investment                             Total  increase/(decrease)
                             Shares Dividends   Shares      B      Shares Dividends   Shares  Advisor     from share
                             issued reinvested redeemed   Shares   issued reinvested redeemed Shares     transactions
-------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund
Six months ended
 January 31, 2002 (a)         1,297     11        (535)     773       1       --        --       1         1,085,619
Year ended July 31, 2001 (b) 35,121     10     (34,110)   1,021      --       --        --      --           435,781
-------------------------------------------------------------------------------------------------------------------------
Institutional Money
Market Fund
Six months ended
 January 31, 2002 (a)            --     --          --       --      --       --        --      --            90,791
Period ended
 July 31, 2001 (c)               --     --          --       --      --       --        --      --            23,834
Period ended
 December 31, 2000 (d)           --     --          --       --      --       --        --      --            47,944
-------------------------------------------------------------------------------------------------------------------------
Institutional Government
Money Market Fund
Six months ended
 January 31, 2002 (a)            --     --          --       --      --       --        --      --             8,445
Period ended
 July 31, 2001 (c)               --     --          --       --      --       --        --      --           134,420
Year ended
 December 31, 2000               --     --          --       --      --       --        --      --            96,075
-------------------------------------------------------------------------------------------------------------------------
Government Money
Market Fund
Six months ended
 January 31, 2002 (a)            --     --          --       --      --       --        --      --            46,438
Year ended July 31, 2001         --     --          --       --      --       --        --      --            10,680
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money
Market Fund
Six months ended
 January 31, 2002 (a)            --     --          --       --      --       --        --      --            25,981
Year ended July 31, 2001         --     --          --       --      --       --        --      --           186,758
-------------------------------------------------------------------------------------------------------------------------
Michigan Municipal
Money Market Fund
Six months ended
 January 31, 2002 (a)            --     --          --       --      --       --        --      --           (28,888)
Period ended
 July 31, 2001 (c)               --     --          --       --      --       --        --      --            22,388
Year ended
 December 31, 2000               --     --          --       --      --       --        --      --             2,102
-------------------------------------------------------------------------------------------------------------------------
Municipal Money Market
Fund
Six months ended
 January 31, 2002 (a)            --     --          --       --      --       --        --      --            34,843
Year ended July 31, 2001         --     --          --       --      --       --        --      --           100,566
-------------------------------------------------------------------------------------------------------------------------

(a) Unaudited.
(b) Reflects the period from October 11, 2000 (date of commencement of operations for Investment B Shares) to July 31, 2001.
(c) For the period from January 1, 2001 through July 31, 2001.
(d) Reflects the period from April 11, 2000 (date of commencement of operations) to December 31, 2000.
(e) Investment A Shares of the Institutional Government Money Market Fund were merged into Institutional Shares effective October 29, 2001.

Fifth Third Funds
Notes to Financial Statements (continued)
January 31, 2002
(Unaudited)

--------------------------------------------------------------------------------


(5) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee--Fifth Third Asset Management Inc., the Trust's Investment Advisor (the "Advisor"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.40% for the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Money Market Fund and 0.50% for the Municipal Money Market Fund.

Administrative Fee--Fifth Third Bank ("Fifth Third") has served as the Trust's administrator since October 29, 2001. Prior to that date, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., served as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the daily average net assets of the Trust for the period. Pursuant to a separate agreement with Fifth Third, BISYS performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from Fifth Third computed as a percentage of the daily net assets of each Fund.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Effective October 29, 2001, Fifth Third Funds Distributor, Inc. (previously Kent Funds Distributors, Inc.), a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Prior to that date, BISYS served as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Investment A Shares, Investment B Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Investment A Shares, up to 1.00% of the average daily net assets of the Investment B Shares and up to 0.50% of the average daily net assets for the Advisor Shares, annually, to compensate the distributor.

Transfer and Dividend Disbursing Agent, Accounting and Custody Fees--Fifth Third serves as transfer and dividend disbursing agent, maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Pursuant to a separate agreement with Fifth Third, BISYS performs sub-transfer and dividend disbursing agent services and sub-accounting services on behalf of the Funds, for which it receives a fee from Fifth Third computed as a percentage of the daily net assets of each Fund.

Certain officers of the Trust are officers of the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(6) Concentration of Credit Risk

The Michigan Municipal Money Market Fund invests a substantial proportion of its assets in debt obligations issued by the State of Michigan, and their political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

                     (This page intentionally left blank)

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

--------------------------------------------------------------------------------




                                                                               Net
                                                                      Less    Asset
                                              Net Asset            Dividends  Value,
                                               Value,      Net      from Net   End
                                              Beginning Investment Investment   of   Total
                                              of Period   Income     Income   Period Return
---------------------------------------------------------------------------------------------
Prime Money Market Fund--Institutional Shares
Year ended                         1997         $1.00      0.05      (0.05)   $1.00   5.11%
Year ended                         1998         $1.00      0.05      (0.05)   $1.00   5.25%
Year ended                         1999         $1.00      0.05      (0.05)   $1.00   4.76%
Year ended                         2000         $1.00      0.05      (0.05)   $1.00   5.53%
Year ended                         2001         $1.00      0.05      (0.05)   $1.00   5.41%
Six months ended                   2002(a)      $1.00      0.02      (0.02)   $1.00   1.25%*
---------------------------------------------------------------------------------------------
Prime Money Market Fund--Investment A Shares
Year ended                         1997         $1.00      0.05      (0.05)   $1.00   5.11%
Year ended                         1998         $1.00      0.05      (0.05)   $1.00   5.25%
Year ended                         1999         $1.00      0.04      (0.04)   $1.00   4.53%
Year ended                         2000         $1.00      0.05      (0.05)   $1.00   5.27%
Year ended                         2001         $1.00      0.05      (0.05)   $1.00   5.14%
Six months ended                   2002(a)      $1.00      0.02      (0.02)   $1.00   1.12%*
---------------------------------------------------------------------------------------------
Prime Money Market Fund--Investment B Shares
Period ended                       2001(b)      $1.00      0.03      (0.03)   $1.00   3.10%*
Six months ended                   2002(a)      $1.00      0.01      (0.01)   $1.00   0.73%*
---------------------------------------------------------------------------------------------
Prime Money Market Fund--Advisor Shares
Six months ended                   2002(a)(c)   $1.00        --#        --#   $1.00   0.50%*
---------------------------------------------------------------------------------------------
Institutional Money Market Fund
Period ended                       2000(d)      $1.00      0.05      (0.05)   $1.00   4.71%*
Period ended                       2001(e)      $1.00      0.03      (0.03)   $1.00   2.84%*
Six months ended                   2002(a)      $1.00      0.01      (0.01)   $1.00   1.37%*
---------------------------------------------------------------------------------------------
Institutional Government Money Market Fund
Period ended                       1997(f)      $1.00      0.03      (0.03)   $1.00   3.10%*
Year ended                         1998         $1.00      0.05      (0.05)   $1.00   5.17%
Year ended                         1999         $1.00      0.05      (0.05)   $1.00   4.81%
Year ended                         2000         $1.00      0.06      (0.06)   $1.00   6.03%
Period ended                       2001(e)      $1.00      0.03      (0.03)   $1.00   2.71%*
Six months ended                   2002(a)      $1.00      0.01      (0.01)   $1.00   1.27%*
---------------------------------------------------------------------------------------------

                                        Ratios/Supplemental Data
                                ---------------------------------------
                                           Ratios of Ratios of  Ratios of
                                   Net     Expenses     Net     Expenses
                                 Assets,      to     Investment    to
                                 End of     Average  Income to   Average
                                 Period       Net     Average      Net
                                 (000's)    Assets   Net Assets Assets(g)
-------------------------------------------------------------------------
Prime Money Market Fund--Institutional Shares
Year ended                      $  341,827   0.52%      4.99%     0.61%
Year ended                      $  368,348   0.52%      5.13%     0.64%
Year ended                      $  348,366   0.52%      4.66%     0.63%
Year ended                      $  508,414   0.52%      5.44%     0.62%
Year ended                      $  802,176   0.53%      5.11%     0.63%
Six months ended                $1,741,900   0.54%/\    2.24%/\   0.63%/\
-------------------------------------------------------------------------
Prime Money Market Fund--Investment A Shares
Year ended                      $   33,438   0.52%      4.99%     0.96%
Year ended                      $   36,552   0.52%      5.13%     0.99%
Year ended                      $   75,024   0.75%      4.39%     0.88%
Year ended                      $  215,082   0.77%      5.29%     0.87%
Year ended                      $  356,091   0.78%      4.86%     0.88%
Six months ended                $  501,196   0.78%/\    1.67%/\   0.88%/\
-------------------------------------------------------------------------
Prime Money Market Fund--Investment B Shares
Period ended                    $    1,021   1.53%/\    3.63%/\   1.63%/\
Six months ended                $    1,794   1.51%/\    0.90%/\   1.61%/\
-------------------------------------------------------------------------
Prime Money Market Fund--Advisor Shares
Six months ended                $        1   0.72%/\    1.65%/\   0.73%/\
-------------------------------------------------------------------------
Institutional Money Market Fund
Period ended                    $   47,944   0.22%/\    6.39%/\   0.74%/\
Period ended                    $   71,778   0.22%/\    4.78%/\   0.68%/\
Six months ended                $  162,570   0.22%/\    2.56%/\   0.66%/\
-------------------------------------------------------------------------
Institutional Government Money Market Fund
Period ended                    $   94,624   0.35%/\    5.23%/\   0.69%/\
Year ended                      $  166,922   0.38%      5.03%     0.69%
Year ended                      $  215,401   0.37%      4.73%     0.65%
Year ended                      $  309,711   0.39%      5.92%     0.63%
Period ended                    $  410,278   0.40%/\    4.56%/\   0.63%/\
Six months ended                $  454,462   0.42%/\    2.48%/\   0.65%/\
-------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

--------------------------------------------------------------------------------



                                                                          Net
                                                                 Less    Asset
                                        Net Asset             Dividends  Value,
                                         Value,       Net      from Net   End
                                        Beginning  Investment Investment   of   Total
                                        of Period    Income     Income   Period Return
----------------------------------------------------------------------------------------
Government Money Market Fund--Institutional Shares
Year ended                     1997       $1.00       0.05      (0.05)   $1.00   5.01%
Year ended                     1998       $1.00       0.05      (0.05)   $1.00   5.13%
Year ended                     1999       $1.00       0.05      (0.05)   $1.00   4.60%
Year ended                     2000       $1.00       0.05      (0.05)   $1.00   5.31%
Year ended                     2001       $1.00       0.05      (0.05)   $1.00   5.23%
Six months ended               2002(a)    $1.00       0.01      (0.01)   $1.00   1.15%*
----------------------------------------------------------------------------------------
Government Money Market Fund--Investment A Shares
Year ended                     1997       $1.00       0.05      (0.05)   $1.00   5.00%
Year ended                     1998       $1.00       0.05      (0.05)   $1.00   5.13%
Year ended                     1999       $1.00       0.04      (0.04)   $1.00   4.41%
Year ended                     2000       $1.00       0.05      (0.05)   $1.00   5.10%
Year ended                     2001       $1.00       0.05      (0.05)   $1.00   5.02%
Six months ended               2002(a)    $1.00       0.01      (0.01)   $1.00   1.05%*
----------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund
Year ended                     1997       $1.00       0.05      (0.05)   $1.00   5.11%
Year ended                     1998       $1.00       0.05      (0.05)   $1.00   5.31%
Year ended                     1999       $1.00       0.05      (0.05)   $1.00   4.68%
Year ended                     2000       $1.00       0.06      (0.06)   $1.00   5.40%
Year ended                     2001       $1.00       0.05      (0.05)   $1.00   5.30%
Six months ended               2002(a)    $1.00       0.01      (0.01)   $1.00   1.18%*
----------------------------------------------------------------------------------------

                                       Ratios/Supplemental Data
                              ----------------------------------------
                                         Ratios of Ratios of  Ratios of
                                 Net     Expenses     Net      Expenses
                               Assets,      to     Investment     to
                               End of     Average  Income to   Average
                               Period       Net     Average      Net
                               (000's)    Assets   Net Assets Assets (g)
------------------------------------------------------------------------
Government Money Market Fund--Institutional Shares
Year ended                    $  162,543   0.51%      4.90%      0.60%
Year ended                    $  221,034   0.52%      5.02%      0.64%
Year ended                    $  252,987   0.56%      4.52%      0.67%
Year ended                    $  211,790   0.57%      5.17%      0.64%
Year ended                    $  238,816   0.55%      5.12%      0.60%
Six months ended              $  273,030   0.61%/\    1.13%/\    0.64%/\
------------------------------------------------------------------------
Government Money Market Fund--Investment A Shares
Year ended                    $  110,543   0.51%      4.90%      0.95%
Year ended                    $  150,286   0.52%      5.02%      0.99%
Year ended                    $  381,105   0.75%      4.26%      0.92%
Year ended                    $  264,393   0.77%      4.93%      0.89%
Year ended                    $  248,064   0.75%      4.92%      0.85%
Six months ended              $  260,287   0.81%/\    1.03%/\    0.84%/\
------------------------------------------------------------------------
U.S. Treasury Money Market Fund
Year ended                    $  539,087   0.42%      5.00%      0.59%
Year ended                    $  876,089   0.38%      5.19%      0.62%
Year ended                    $  856,286   0.38%      4.57%      0.62%
Year ended                    $  871,657   0.38%      5.26%      0.62%
Year ended                    $1,058,407   0.39%      5.08%      0.64%
Six months ended              $1,084,383   0.40%/\    2.32%/\    0.60%/\
------------------------------------------------------------------------

(a) Unaudited.
(b) Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.
(c) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to January 31, 2002.
(d) Reflects operations for the period from April 11, 2000 (date of commencement of operations) to December 31, 2000.
(e) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31.
(f) Reflects operations for the period from June 2, 1997 (date of commencement of operations) to December 31, 1997.
(g) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
*   Not annualized.
/\  Annualized.
#   Amount is less than $0.005 per share.

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

--------------------------------------------------------------------------------

                                                                                             Ratios/Supplemental Data
                                                                                     --------------------------------------
                                                                       Net                    Ratios of Ratios of  Ratios of
                                                              Less    Asset            Net    Expenses     Net      Expenses
                                      Net Asset            Dividends  Value,         Assets,     to     Investment     to
                                       Value,      Net      from Net   End           End of    Average  Income to   Average
                                      Beginning Investment Investment   of   Total   Period      Net     Average      Net
                                      of Period   Income     Income   Period Return  (000's)   Assets   Net Assets Assets (f)
-----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund--Institutional Shares
Year ended                   1996       $1.00      0.03      (0.03)   $1.00   3.11%  $155,424   0.54%      3.06%      0.64%
Year ended                   1997       $1.00      0.03      (0.03)   $1.00   3.31%  $211,682   0.52%      3.27%      0.63%
Year ended                   1998       $1.00      0.03      (0.03)   $1.00   3.06%  $323,272   0.54%      3.00%      0.64%
Year ended                   1999       $1.00      0.03      (0.03)   $1.00   2.86%  $292,619   0.53%      2.82%      0.63%
Year ended                   2000       $1.00      0.04      (0.04)   $1.00   3.73%  $295,219   0.53%      3.67%      0.62%
Period ended                 2001(b)    $1.00      0.02      (0.02)   $1.00   1.71%* $317,543   0.54%/\    2.93%/\    0.63%/\
Six months ended             2002(a)    $1.00      0.01      (0.01)   $1.00   0.84%* $288,678   0.54%/\    1.67%/\    0.64%/\
-----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund--Investment A Shares
Year ended                   1996       $1.00      0.03      (0.03)   $1.00   3.11%  $    782   0.54%      3.06%      0.64%
Year ended                   1997       $1.00      0.03      (0.03)   $1.00   3.31%  $    289   0.52%      3.22%      0.63%
Year ended                   1998       $1.00      0.03      (0.03)   $1.00   3.06%  $    346   0.54%      3.02%      0.64%
Year ended                   1999       $1.00      0.03      (0.03)   $1.00   2.86%  $    658   0.53%      2.82%      0.63%
Year ended                   2000       $1.00      0.04      (0.04)   $1.00   3.70%  $    160   0.54%      3.44%      0.63%
Period ended                 2001(b)    $1.00      0.02      (0.02)   $1.00   1.57%* $    215   0.79%/\    2.67%/\    0.88%/\
Six months ended             2002(a)    $1.00      0.01      (0.01)   $1.00   0.73%* $    192   0.76%/\    1.45%/\    0.85%/\
-----------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund--Institutional Shares
Period ended                 1998(c)    $1.00        --         --    $1.00   2.74%* $  7,953   0.63%/\    3.09%/\    0.63%/\
Period ended                 1999(d)    $1.00      0.03      (0.03)   $1.00   2.24%* $ 17,682   0.61%/\    2.66%/\    0.94%/\
Year ended                   2000       $1.00      0.04      (0.04)   $1.00   3.46%  $100,995   0.31%      3.51%      0.83%
Year ended                   2001       $1.00      0.03      (0.03)   $1.00   3.44%  $190,268   0.29%      3.33%      0.74%
Six months ended             2002(a)    $1.00      0.01      (0.01)   $1.00   0.87%* $219,617   0.32%/\    1.71%/\    0.77%/\
-----------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

--------------------------------------------------------------------------------

                                                                                                 Ratios/Supplemental Data
                                                                                          -------------------------------------
                                                                            Net                   Ratios of Ratios of  Ratios of
                                                                   Less    Asset            Net   Expenses     Net      Expenses
                                          Net Asset             Dividends  Value,         Assets,    to     Investment     to
                                           Value,       Net      from Net   End           End of   Average  Income to   Average
                                          Beginning  Investment Investment   of   Total   Period     Net     Average      Net
                                          of Period    Income     Income   Period Return  (000's)  Assets   Net Assets Assets (f)
---------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund--Investment A Shares (e)
Year ended                     1997        $1.00        0.03      (0.03)   $1.00   2.72%  $60,284   0.80%      2.79%      0.80%
Year ended                     1998        $1.00        0.03      (0.03)   $1.00   2.74%  $44,494   0.71%      2.88%      0.71%
Period ended                   1999(h)     $1.00        0.03      (0.03)   $1.00   2.18%* $26,715   0.75%/\    2.60%/\    1.19%/\
Year ended                     2000        $1.00        0.03      (0.03)   $1.00   3.40%  $29,693   0.38%      3.33%      1.08%
Year ended                     2001        $1.00        0.03      (0.03)   $1.00   3.37%  $40,981   0.36%      3.26%      0.99%
Six months ended               2002(a)     $1.00        0.01      (0.01)   $1.00   0.83%* $46,475   0.39%/\    1.63%/\    0.84%/\
---------------------------------------------------------------------------------------------------------------------------------

(a) Unaudited.
(b) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31.
(c) Reflects operations for the period from September 21, 1998 (date of commencement of operations) to September 30, 1998.
(d) Reflects operations for the period from October 1, 1998 to July 31, 1999. The Fund changed its fiscal year end to July 31 from September 30.
(e) Information for the period prior to September 21, 1998 is for the Tax Exempt Money Market Fund, the Predecessor fund of the Fifth Third Tax Exempt Money Market Fund.
(f) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
*   Not annualized.
/\  Annualized.

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

Addresses
--------------------------------------------------------------------------------

Money Market Mutual Funds                       Fifth Third Funds
                                                3435 Stelzer Road
                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------

Investment Advisor                              Fifth Third Asset Management Inc.
                                                38 Fountain Square Plaza
                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing
  Agent, Fund Accountant and Custodian          Fifth Third Bank
                                                38 Fountain Square Plaza
                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------

Distributor                                     Fifth Third Funds Distributor, Inc.
                                                3435 Stelzer Road
                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------

Independent Auditors                            Arthur Andersen LLP
                                                Suite 2100
                                                Huntington Center
                                                41 South High Street
                                                Columbus, Ohio 43215-6102

--------------------------------------------------------------------------------

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3/02                                                       SAR-MMF-02